1

AUGUST 31, 2013

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

- Franklin Arizona Tax-Free Income Fund
- Franklin Colorado Tax-Free Income Fund
- Franklin Connecticut Tax-Free Income Fund
- Franklin Michigan Tax-Free Income Fund
- Franklin Minnesota Tax-Free Income Fund
- Franklin Ohio Tax-Free Income Fund
- Franklin Oregon Tax-Free Income Fund
- Franklin Pennsylvania Tax-Free Income Fund

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TAX-FREE INCOME

FRANKLIN TAX-FREE TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Municipal Bond Market Overview

During the six-month period ended August 31, 2013, the municipal bond market suffered a sharp sell-off, leading municipal bonds to be among the worst fixed income performers. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, had a -5.60% total return for the six-month period.1 In comparison, the Barclays U.S. Treasury Index had a -2.41% six-month return.1

In May, Federal Reserve Board (Fed) Chairman Ben Bernanke spoke to Congress and allowed that the Fed could begin tapering its bond buying in the coming months. As a result of his comments, interest rates rose rapidly and the municipal bond and Treasury markets dramatically lost value. Fears of declining bond prices were heightened when minutes from the Fed’s July meeting included more discussion of reduced tapering. Municipal bond mutual funds experienced persistent, large outflows, particularly in the past three months, that accelerated during August. Selling in the Treasury and municipal bond markets caused yields on longer term bonds to rise faster than yields on shorter maturity bonds in both markets, but the yield difference was more pronounced for municipal bond yields. Because bond yields move in the opposite direction from prices, the yield changes led to two significant developments during the six months —municipal bonds underperformed Treasury bonds and longer term municipal bonds fared worse than shorter term municipal bonds. Longer term municipal bonds experienced nearly double the loss of the Barclays Municipal Bond Index. The changes in municipal bond yields were noteworthy when weighed against the volume of newly issued municipal bonds. Thus far, 2013 is on pace to be the third consecutive year in which more municipal bonds are redeemed than newly issued. Despite the contraction to the overall size of the municipal bond market, investors continued to drive yields upward, especially for bonds with longer maturities.

Declining municipal bond prices during the period under review were not solely attributable to a general increase in interest rates. Several headline stories shook investor confidence in the municipal bond asset class during the reporting period. The City of Detroit, Michigan, filed for bankruptcy, the largest

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

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municipal bankruptcy in U.S. history. Independent credit rating agencies Standard & Poor’s and Fitch Ratings lowered Puerto Rico general obligation debt to one step above non-investment grade (junk status). The City of Chicago suffered a three-notch downgrade by Moody’s Investors Service, another independent credit rating agency. In addition to specific credit rating stories, reports from rating agencies and research organizations cited underfunded pension liabilities among several states and large municipalities that could affect their fiscal stability. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the past six months was no exception. Bonds issued by Detroit or closely related issuers sold off sharply, but Michigan bonds included in the Barclay’s Municipal Bond Index performed in line with the index. Unlike Detroit, Illinois and Puerto Rico issues sold off more broadly and under-performed the index. For our portfolios, exposure to Detroit and Puerto Rico debt was a source of drag on performance over the past six months. The magnitude of a portfolio’s underperformance was related to the portfolio’s exposure to affected issues.

As of August 31, 2013, municipal bond yields exceeded those of comparable maturity Treasury bonds and many other high-quality corporate bonds. Their tax-exempt nature and historically low default rate enhanced municipal bonds’ relative value.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to help maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 5

Investment Strategy and

Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Franklin Arizona Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin Arizona Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Arizona personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.[1]

Credit Quality Breakdown*
Franklin Arizona Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/13**

AAA 3.3%
AA 50.5%
A 24.6%
BBB 16.0%
Not Rated 5.6%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.
**Does not include short-term investments and other net assets.

This semiannual report for Franklin Arizona Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund's Class A share price, as measured by net asset value, decreased from $11.52 on February 28, 2013, to $10.41 on August 31, 2013. The Fund's Class A shares paid dividends totaling 21.55 cents per share for the

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 80.

Semiannual Report | 7

same period.2 The Performance Summary beginning on page 11 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.92% based on an annualization of the 3.55 cent per share August dividend and the maximum offering price of $10.87 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Arizona personal income tax bracket of 46.14% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.28% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates early in the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

State Update

Arizona’s diverse economy continued to grow during the six months under review, with the state adding jobs at a faster pace than the nation. The housing market continued to recover as home prices rose and building permit issuance increased. The state still had one of the country’s highest foreclosure rates, but the rate slowed during the period. Arizona’s total nonfarm jobs rose, led by robust annualized growth in the construction, leisure and hospitality, financial activities, and education and health services sectors. Despite the solid job

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

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growth, Arizona’s unemployment rate jumped to 8.3% at period-end from 7.9% in February.3 In comparison, the national unemployment rate fell to 7.3% from 7.7%.3

The state finished fiscal year 2013 on June 30 with higher-than-forecast general fund revenue collections resulting largely from individual income tax payments, as the federal budget negotiations in late 2012 prompted many taxpayers to accelerate their capital gains and other investment income into calendar year 2012. State officials estimated to close fiscal year 2013 with a greater-than-budgeted ending balance, even after replenishing the Budget Stabilization Fund (BSF). The enacted fiscal year 2014 budget was balanced and kept the BSF intact as it modestly increased total spending, primarily on education, child welfare and protection services, and programs for the developmentally disabled. To reduce pressure on the general fund in the long term, the state decided to use federal assistance for its Medicaid program. State officials projected to have a structurally balanced budget by fiscal year 2016.

Arizona does not issue general obligation bonds but instead issues appropriation-backed lease debt and revenue bonds. The state has moderate debt levels, with net tax-supported debt of $902 per capita and 2.5% of personal income, compared with the national medians of $1,074 and 2.8%.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed the state’s issuer rating of AA-with a stable outlook.5 The rating reflected S&P’s view of Arizona’s diverse economy, adequate per-capita personal income, improved finances and a moderate debt burden. S&P noted that challenges included cyclical finances, restricted operational flexibility resulting from voter initiatives and a potential for structural imbalance. The outlook reflected S&P’s expectation that Arizona would continue to produce positive fund balances and cash flow, despite the expiration of the temporary one-cent sales tax, and bring recurring revenues and expenditures into structural balance.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate S&P’s rating of the Fund.

Semiannual Report | 9

of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Arizona Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 | Semiannual Report

Performance Summary as of 8/31/13

Franklin Arizona Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 11

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Arizona personal income tax rate of 46.14%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +23.11% and +4.11%.

Semiannual Report | 13

Your Fund’s Expenses

Franklin Arizona Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

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Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.61%; C: 1.16%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 15

Franklin Colorado Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin Colorado Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Colorado personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.[1]

Credit Quality Breakdown*
Franklin Colorado Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/13**

AA 48.0%
A 38.5%
BBB 11.9%
Not Rated 1.6%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.
**Does not include short-term investments and other net assets.

This semiannual report for Franklin Colorado Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund's Class A share price, as measured by net asset value, decreased from $12.44 on February 28, 2013, to $11.23 on August 31, 2013. The

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 89.

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Fund’s Class A shares paid dividends totaling 22.02 cents per share for the same period.2 The Performance Summary beginning on page 20 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.75% based on an annualization of the 3.67 cent per share August dividend and the maximum offering price of $11.73 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Colorado personal income tax bracket of 46.20% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.97% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

Colorado’s broad and diverse economy expanded during the six months under review as per-capita personal income remained higher than the national average, consumer spending continued to grow, home prices rose amid fewer foreclosure and distressed sales, and the state’s major industries expanded their activities. The state has enjoyed one of the nation’s fastest job growth rates, and in June 2013 total nonfarm jobs reached the highest level since May 2008. At period-end, total nonfarm jobs remained near five-year highs as nearly all job sectors generated solid annualized growth, led by construction, leisure and hospitality, professional and business services, and education and health services.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Semiannual Report | 17

Despite the robust job growth, the state’s unemployment rate remained elevated as the labor force expanded. However, the high job creation rate enabled the state to absorb the additional job seekers, and in April and May 2013 Colorado’s unemployment rate dropped to a multi-year low of 6.9% before ending the period at 7.0%, which was below the nation’s 7.3% rate.3

The state experienced stronger-than-budgeted financial results in recent years as revenues trended higher. In its June quarterly forecast, the state estimated that fiscal year 2013 revenue remained strong, partly because of taxpayers’ acceleration of capital gains and other investment income into calendar year 2012. The state planned to use the additional revenue to increase its statutory reserve funding and make a sizable transfer to the State Education Fund. The enacted fiscal year 2014 budget recognized that the recent revenue outperformance was one-time in nature and ensured that some of the new spending was on one-time items. Key budget highlights included additional spending for K-12 and higher education, infrastructure construction and maintenance, health services and child welfare, and economic development initiatives such as tourism promotion and incentives for companies to relocate to or expand their workforce in the state. Additionally, the fiscal year 2014 budget increased the state’s allocation to the general fund reserve.

Colorado’s constitution prohibits the state from issuing long-term general obligation debt, but the state has issued general fund appropriation-backed lease revenue debt for general purposes. Colorado’s debt levels were lower than most states, with net tax-supported debt at $525 per capita and 1.2% of personal income, compared with the $1,074 and 2.8% national medians.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its Colorado issuer rating of AA with a stable outlook.5 The rating and outlook reflected S&P’s view of the state’s strong economic fundamentals that included above-average employment and per-capita personal income, history of making midyear budget adjustments as required by quarterly revenue forecasts, good financial performance, low debt levels and adequate reserves. According to S&P, challenges included a high level of unfunded pension liabilities and a track record of funding less than the required pension contribution, as well as constitutional restrictions and voter initiatives that limit tax revenue growth and spending flexibility.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate S&P’s rating of the Fund.

18 | Semiannual Report

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Colorado Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 19

Performance Summary as of 8/31/13

Franklin Colorado Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

20 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 21

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Colorado personal income tax rate of 46.20%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +19.21% and +4.35%.

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Your Fund’s Expenses

Franklin Colorado Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 23

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

24 | Semiannual Report

Franklin Connecticut Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin Connecticut Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Connecticut personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.[1]

Credit Quality Breakdown*
Franklin Connecticut Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/13**

AAA 14.4%
AA 32.4%
A 42.7%
BBB 7.3%
Below Investment Grade 1.2%
Not Rated 2.0%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

This semiannual report for Franklin Connecticut Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund's Class A share price, as measured by net asset value, decreased from $11.43 on February 28, 2013, to $10.33 on August 31, 2013. The

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 97.

Semiannual Report | 25

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Fund’s Class A shares paid dividends totaling 18.14 cents per share for the same period.2 The Performance Summary beginning on page 29 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.55% based on an annualization of the 3.19 cent per share August dividend and the maximum offering price of $10.79 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Connecticut personal income tax bracket of 47.45% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.76% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

Connecticut’s sizable, diverse economy showed signs of improvement during the six months under review but continued to lag the national recovery. Although the state remained the nation’s wealthiest, as measured by per-capita income, its personal income grew at a relatively weak pace. Despite the national housing recovery’s increased momentum in the second quarter of 2013, the state’s median home values remained relatively flat compared to the prior-year period as slow job growth hampered the state’s housing recovery. After a slow annual growth rate through June, however, the state’s nonfarm payroll grew faster in July and August as most sectors added jobs. Despite recent job growth,

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

26 | Semiannual Report

Connecticut’s unemployment rate rose slightly to 8.1% at period-end from 8.0% in February 2013, compared with August’s 7.3% national rate.3

The state has made structural adjustments to better align revenues and expenditures, but a slow economic recovery has prevented the state from eliminating the use of nonrecurring measures to balance its budget. For the fiscal 2012–2013 biennium, the state adopted a structurally balanced budget as it financed increased spending through significant income and sales tax increases, reduction or elimination of certain tax credits and exemptions, and labor concessions from state employees. However, revenue underperformance and higher-than-budgeted expenditures consumed projected surpluses despite midyear adjustments, resulting in a budget gap that state officials bridged by using a fiscal year 2011 surplus originally appropriated for the early repayment of economic recovery notes (ERNs). As revenue challenges continued into the first half of fiscal year 2013, the state responded by implementing a deficit mitigation plan. Stronger tax collections toward fiscal year-end, resulting from the effects of federal tax changes on state personal income tax, offset revenue weakness and helped the state close fiscal year 2013 on June 30 with a surplus. Despite adopting a structurally balanced fiscal 2012–2013 biennial budget, the state reverted to using nonrecurring measures to help bridge a large gap in the enacted fiscal 2014–2015 biennial budget, which included fund transfers, maturity extension of 2009 ERNs and appropriation of a large portion of the fiscal year 2013 surplus. Other measures the state employed to balance the budget consisted of revenue enhancements without creating new taxes but encompassed reduced transfers for municipal aid and the special transportation fund, as well as spending cuts resulting largely from changes in the Medicaid cost program.

Connecticut’s above-average reliance on economically sensitive industries such as finance, insurance and real estate has resulted in a historically volatile revenue base and has caused the state to increase the issuance of debt to cover operating deficits during difficult economic periods. In addition, the higher level of debt can be attributed to funding education programs and pension liabilities as mandated by Connecticut, while other states may utilize local government contribution for public programs. As a result, Connecticut’s debt levels remained among the nation’s highest, with net tax-supported debt at 9.1% of personal income and $5,185 per capita, compared with the 2.8% and $1,074 national medians.4 Independent credit rating agency Standard & Poor’s (S&P) rated the state’s general obligation debt AA with a stable outlook.5 The rating reflected

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate S&P’s rating of the Fund.

Semiannual Report | 27

*Does not include short-term investments and other net assets.

**The Fund may invest more than 25% in municipal securities that finance similar types of projects such as higher education. A change that affects one project may affect all similar projects, thereby increasing market risk.

S&P’s view of the state’s diverse economy, high wealth and income levels, flexibility to adjust revenues and manage budget volatility, active monitoring of revenues and expenditures, and adequate operating liquidity. In S&P’s view, despite such strong fundamentals, Connecticut’s cyclical budget performance has caused it to issue debt to help finance operations during recessionary periods. Additionally, S&P expected the state’s significant cost pressure from high debt levels and large unfunded postretirement liabilities to accelerate because of new bond authorizations. The outlook reflected S&P’s expectation the state will continue to work on restoring fiscal balance over the next two years.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investor’s Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Connecticut Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

28 | Semiannual Report

Performance Summary as of 8/31/13

Franklin Connecticut Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 29

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

30 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Connecticut personal income tax rate of 47.45%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +16.50% and +3.77%.

Semiannual Report | 31

Your Fund’s Expenses

Franklin Connecticut Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

32 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 33

Franklin Michigan Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin Michigan Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Michigan personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.[1]

Credit Quality Breakdown*
Franklin Michigan Tax-Free Income Fund
8/31/13

Ratings	% of Total Long-Term Investments**
AAA	2.2%
AA	65.8%
A	30.8%
BBB	0.4%
Not Rated	0.8%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.
**Does not include short-term investments and other net assets.

This semiannual report for Franklin Michigan Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund's Class A share price, as measured by net asset value, decreased from $12.36 on February 28, 2013, to $11.27 on August 31, 2013. The Fund's Class A shares paid dividends totaling 20.90 cents per share for the same period.[2] The Performance Summary beginning on page 38 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.82% based on an annualization of the 3.75 cent per share August dividend and the maximum offering price of $11.77 on August 31, 2013.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 104.

34 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

An investor in the 2013 maximum combined effective federal and Michigan personal income tax bracket of 45.97% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.07% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

Michigan’s economy continued to stabilize during the period under review, although it still faced challenges resulting from the auto industry’s downsizing during the past decade. The state suffered from one of the nation’s highest unemployment rates, reflecting the past recession’s ongoing impact on the state’s economy, which, although diversified, still relied on automobile manufacturing as a major employment source. Michigan’s auto industry has improved in recent years, thanks to emergency federal loans, industry cost-cutting efforts, the nation’s economic recovery and higher car demand. The state’s housing market continued to recover as home prices rose, the foreclosure rate declined and construction activities picked up. Nearly all sectors generated solid annualized growth at period-end, led by some of the state’s largest private employment sectors — manufacturing, professional and business services, and leisure and hospitality. Despite solid job growth overall, the increase in the number of people actively seeking work caused the state’s unemployment rate to rise to 9.0% at period-end from 8.8% in February 2013, which was notably higher than August’s 7.3% national rate.3

3. Source: Bureau of Labor Statistics.

Semiannual Report | 35

Michigan’s enacted budget for fiscal year 2013 (ended September 30) was structurally balanced, with one-time revenues directed to one-time expenditures. The budget raised spending for education and health and human services, reduced long-term debt and added to the state’s reserve fund, all while lowering the personal income tax rate and raising the personal exemption. As of the May 2013 consensus revenue estimates, the state anticipated a better-than-projected fiscal year 2013 budget surplus. The state maintained structural balance with its enacted fiscal year 2014 budget, which included a modest increase in total spending, primarily in public education, roads and public transportation, and revenue sharing to communities. The budget also included a deposit to the state’s Budget Stabilization Fund (BSF), which indicated the state’s determination to restore a strong financial profile.

Michigan maintained relatively low debt levels, with net tax-supported debt at $800 per capita and 2.2% of personal income, compared with the national medians of $1,074 and 2.8%.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its rating of AA- on Michigan’s general obligation (GO) bonds and revised the outlook to positive from stable.5 The rating reflected S&P’s view of the state’s recovering cyclical economic base, improving fund balances, good budget management practices, and moderate debt and pension liability levels. S&P noted that challenges included the state’s weak economic growth over the past decade, cyclical financial pressures and relatively high other postemployment benefits obligation. S&P’s revision of Michigan’s GO rating outlook to positive reflected the possibility that the state’s continued economic growth, BSF replenishment and structural alignment of ongoing revenues and expenditures could lead to a rating upgrade within S&P’s two-year horizon.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate S&P’s rating of the Fund.

36 | Semiannual Report

worsened by negative publicity about the island’s fiscal situation. Additionally, the City of Detroit’s bankruptcy filing contributed to underperformance of Detroit bonds held in the Fund. Detroit GO bonds held in the Fund are either backed by Distributable State Aid revenues from the state of Michigan or carry bond insurance that guarantees the timely payment of principal and interest. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Michigan Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 37

Performance Summary as of 8/31/13

Franklin Michigan Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

38 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 39

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Michigan personal income tax rate of 45.97%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.35% and +3.14%.

40 | Semiannual Report

Your Fund’s Expenses

Franklin Michigan Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 41

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

42 | Semiannual Report

Franklin Minnesota Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin Minnesota Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Minnesota personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.[1]

Credit Quality Breakdown*
Franklin Minnesota Tax-Free Income Fund
8/31/13

Ratings	% of Total Long-Term Investments**
AAA	12.7%
AA	69.9%
A	17.3%
Not Rated	0.1%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

This semiannual report for Franklin Minnesota Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund's Class A share price, as measured by net asset value, decreased from \$12.98 on February 28, 2013, to \$11.97 on August 31, 2013. The Fund's Class A shares paid dividends totaling 19.56 cents per share for the same period.[2] The Performance Summary beginning on page 47 shows that at the end of this reporting period the Fund's Class A shares' distribution rate

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 112.

Semiannual Report | 43

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

was 3.03% based on an annualization of the 3.16 cent per share August dividend and the maximum offering price of $12.50 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Minnesota personal income tax bracket of 48.14% (including 3.8% Medicare tax) would need to earn a distribution rate of 5.84% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates early in the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

State Update

Minnesota’s broad-based economy continued to expand at a faster pace than the nation’s during the six months under review, fueled by moderate annualized job growth with contributions from nearly all sectors, an increase in average weekly manufacturing hours and a marked improvement in retail sales. Further supporting growth was the state’s housing recovery, which gained momentum as issuance of residential building permits advanced in May and home sales and median prices showed double-digit gains in July. The state’s per-capita personal income remained above the national average and contributed to a relatively high wealth level. At period-end, the state’s unemployment rate was 5.1%, which remained significantly lower than the 7.3% national average.3

3. Source: Bureau of Labor Statistics.

44 | Semiannual Report

The state has outperformed its economic and revenue forecasts since July 2011, with the latest economic update indicating better-than-forecast revenues for fiscal year 2013 (ended June 30). Higher-than-expected individual and corporate income tax collections more than offset lower-than-projected sales tax receipts. Strong economic and financial results during the 2012–2013 biennium improved Minnesota’s longer term budget projections. The enacted 2014–2015 biennial budget closed a gap that was significantly lower than the prior biennium’s using recurring measures that included higher taxes for the state’s top 2% income earners, increased cigarette taxes and an expanded sales and corporate tax base. The state projected that revenue growth would more than offset expenditure growth, which included increases in education spending and direct aid to local governments, and result in a positive ending budget balance.

Minnesota’s debt levels were $1,315 per capita and 3.0% of personal income, compared with the national medians of $1,074 and 2.8%.4 The state’s debt increased recently and could likely remain above the national medians as a result of upcoming debt issuance plans. Independent credit rating agency Moody’s Investors Service rated Minnesota’s general obligation bonds Aa1 and revised the outlook to stable from negative.5 The rating reflected Moody’s view of the state’s fundamentally diverse and stable economy, positive revenue trends, manageable debt, satisfactory liquidity and executive authority to enact midyear spending cuts. With its revised outlook, Moody’s cited the state’s improved revenue performance, replenished budget reserves, recurring solutions for its 2014–2015 biennial budget and low debt service costs as a percentage of revenues. Furthermore, Moody’s expected the state to continue employing sound financial practices that could lead to further improvement in its overall balance sheet.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from Standard & Poor’s, Moody’s and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate Moody’s rating of the Fund.

Semiannual Report | 45

Thank you for your continued participation in Franklin Minnesota Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

46 | Semiannual Report

Performance Summary as of 8/31/13

Franklin Minnesota Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 47

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

48 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Minnesota personal income tax rate of 48.14%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.20% and +3.88%.

Semiannual Report | 49

Your Fund’s Expenses

Franklin Minnesota Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

50 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 51

Franklin Ohio Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin Ohio Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Ohio personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.[1]

Credit Quality Breakdown*
Franklin Ohio Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/13**

AAA 2.4%
AA 75.6%
A 18.6%
BBB 2.1%
Not Rated 1.3%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

This semiannual report for Franklin Ohio Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund's Class A share price, as measured by net asset value, decreased from $13.12 on February 28, 2013, to $11.90 on August 31, 2013. The Fund's Class A shares paid dividends totaling 21.60 cents per share for the

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 122.

52 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

same period.2 The Performance Summary beginning on page 56 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.48% based on an annualization of the 3.60 cent per share August dividend and the maximum offering price of $12.43 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Ohio personal income tax bracket of 46.98% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.56% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

Ohio’s broad economy continued to grow steadily during the six months under review, although job growth lagged the nation’s. The state benefited in recent years from the recovery in automobile manufacturing and the growing exploration of the Marcellus and Utica oil shales, which resulted in private investment in drilling, steel manufacturing, and natural gas and petroleum processing. Solid job gains in three of the largest components of the state’s stable economy — education and health services; professional and business services; and trade, transportation and utilities — helped offset weakness in the government and other sectors. At period-end, Ohio’s unemployment rate was 7.3%, which matched the 7.3% national rate.3

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

Semiannual Report | 53

Portfolio Breakdown

Franklin Ohio Tax-Free Income Fund 8/31/13

*Does not include short-term investments and other net assets.

The state finished fiscal year 2013 on June 30 with a large surplus resulting from better-than-forecast revenue, lower-than-budgeted spending and the onetime lease payment from private firm JobsOhio for the state’s liquor enterprise franchise. Ohio had a sizable fund balance even after funding the Budget Stabilization Fund (BSF) at the 5% statutory target of fiscal year-end revenue for the first time since fiscal year 2000. The state’s enacted fiscal 2014–2015 biennial budget included significant tax reform that would negatively impact revenues for the biennium. Key features included a personal income tax rate reduction financed by fiscal year 2013’s general fund balance and a sales tax increase. State officials also planned substantial changes to the key budget drivers, Medicaid and education. The state would fund the BSF at the 5% target, which independent credit rating agency Standard & Poor’s (S&P) viewed positively for the state’s credit rating.

Ohio’s net tax-supported debt, at $1,047 per capita and 2.8% of personal income, was in line with the national medians of $1,074 and 2.8%.4 S&P affirmed Ohio’s AA+ general obligation rating with a stable outlook.5 The rating reflected S&P’s view of the state’s track record of proactive financial and budget management, commitment to funding reserves, improved revenue and budget performance, vast and diverse economic base, moderate debt levels and progress in funding other postemployment benefits. The outlook reflected S&P’s assessment of Ohio’s progress in achieving structural budget balance through fiscal year 2013, steady economic growth that has led to revenue stabilization and BSF contributions, and proactive responses to budget imbalances.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate S&P’s rating of the Fund.

54 | Semiannual Report

Thank you for your continued participation in Franklin Ohio Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 55

Performance Summary as of 8/31/13

Franklin Ohio Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

56 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 57

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Ohio personal income tax rate of 46.98%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +19.67% and +3.54%.

58 | Semiannual Report

Your Fund’s Expenses

Franklin Ohio Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 59

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

60 | Semiannual Report

Franklin Oregon Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin Oregon Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Oregon personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.[1]

Credit Quality Breakdown*
Franklin Oregon Tax-Free Income Fund
8/31/13

Ratings	% of Total Long-Term Investments**
AAA	14.4%
AA	45.8%
A	25.8%
BBB	12.9%
Below Investment Grade	0.7%
Not Rated	0.4%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's credit-worthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

This semiannual report for Franklin Oregon Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund's Class A share price, as measured by net asset value, decreased from $12.58 on February 28, 2013, to $11.30 on August 31, 2013. The Fund's Class A shares paid dividends totaling 21.12 cents per share for the same period.[2] The Performance Summary beginning on page 64 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 133.

Semiannual Report | 61

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3.58% based on an annualization of the 3.52 cent per share August dividend and the maximum offering price of $11.80 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Oregon personal income tax bracket of 49.38% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.07% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

Strength in the manufacturing sector helped Oregon’s economy grow during the period at a rate near its long-term average. Private sector employment accelerated owing largely to improvements outside the Portland metropolitan area. Housing sector indicators were positive and included double-digit growth in new construction permits and statewide home price gains that outpaced inflation. Although declining agricultural exports led the state’s overall exports to decline from a year earlier, exports of computer and electronic products, which represented the largest category of exports, grew modestly.

In July, the Oregon legislature adopted a 2013–2015 biennial budget that represented an increase in overall spending from the 2011–2013 biennium. The budget included a substantial expansion in the state’s general fund, which accounted for the bulk of education, corrections and parks spending. In their most recent forecasts, state officials revised expectations upward for personal income tax collections but reduced expectations for corporate income tax collections, citing a court ruling allowing corporations to take credits against the minimum tax.

62 | Semiannual Report

Oregon’s unemployment rate eased from 8.3% to 8.1% during the six months under review, although it remained above the 7.3% national rate.3 The unemployment rate has been particularly important, given Oregon’s notable reliance on personal income taxes to provide revenue. Job growth in the leisure and hospitality, information, and professional and business services sectors led the improvement, with most employment sectors also adding jobs during the period. Conversely, mining and logging, the state’s smallest job sector, contracted.

Oregon’s debt levels remained high, with net tax-supported debt of $1,945 per capita and 5.2% of personal income compared with the national medians of $1,074 and 2.8%.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its AA+ rating of Oregon’s general obligation debt with a stable outlook.5 The rating reflected S&P’s view of the state’s sound financial practices, willingness to make budget adjustments to correct structural imbalances, mechanisms to capitalize on rainy day funds and above-average pension funding ratio, while the outlook reflected S&P’s expectation that the state’s sound fiscal policies will help it weather slow, near-term economic and revenue growth.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Oregon Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.
5. This does not indicate S&P’s rating of the Fund.

Semiannual Report | 63

Performance Summary as of 8/31/13

Franklin Oregon Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

64 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 65

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Oregon personal income tax rate of 49.38%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +16.80% and +3.83%.

66 | Semiannual Report

Your Fund’s Expenses

Franklin Oregon Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 67

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.61%; C: 1.16%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

68 | Semiannual Report

Franklin Pennsylvania Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin Pennsylvania Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Pennsylvania personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.[1]

Credit Quality Breakdown*
Franklin Pennsylvania Tax-Free Income Fund
8/31/13

Ratings	% of Total Long-Term Investments**
AAA	0.9%
AA	43.8%
A	40.7%
BBB	13.5%
Below Investment Grade	0.9%
Not Rated	0.2%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

This semiannual report for Franklin Pennsylvania Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund's Class A share price, as measured by net asset value, decreased from $10.94 on February 28, 2013, to $9.83 on August 31, 2013. The Fund's Class A shares paid dividends totaling 19.52 cents per share for the same period.[2] The Performance Summary beginning on page 72 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.81% based on an annualization of the 3.26 cent per share August

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 143.

Semiannual Report | 69

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

dividend and the maximum offering price of $10.27 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Pennsylvania personal income tax bracket of 45.25% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.96% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates early in the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Commonwealth Update

Pennsylvania has a diverse and broad economy with wealth levels slightly above the national average. The commonwealth’s economic recovery gained momentum during the reporting period as job creation accelerated. Most job sectors added jobs, led by leisure and hospitality, education and health services, and professional and business services. Pennsylvania’s unemployment rate improved from 8.1% in February to 7.7% in August, but it remained higher than the 7.3% national rate.3

The commonwealth finished fiscal year 2013 on June 30 with slightly better-than-estimated general fund collections as tax revenues continued to recover. However, the enacted fiscal year 2014 budget could delay the commonwealth’s progress toward achieving structural balance, as it funded spending increases by utilizing most of fiscal year 2013’s general fund ending balance instead of

3. Source: Bureau of Labor Statistics.

70 | Semiannual Report

replenishing the rainy day fund, which could hamper Pennsylvania’s future financial flexibility. The budget continued a phase-out of the capital stock and franchise tax, eliminated the inheritance tax for small businesses and featured higher spending levels for education, health and human services, public safety and economic development programs.

Pennsylvania’s debt levels were moderate, with net tax-supported debt of $1,208 per capita and 2.8% of personal income, compared with the $1,074 and 2.8% national medians.4 Independent credit rating agency Standard & Poor’s (S&P) rated Pennsylvania’s general obligation bonds AA with a negative outlook.5 The rating reflected S&P’s view of the commonwealth’s diverse economic base, good wealth levels with above-average personal income per capita and moderate debt profile. S&P noted that challenges included weak financial performance and reserves, as well as continued budgetary pressures resulting from growing service demands and an unfunded pension liability. The negative outlook reflected S&P’s view that rising cost pressures, mostly regarding pension obligations, together with slow economic growth and limited reserves, could result in a lower rating without faster economic growth or substantial pension reforms.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Pennsylvania Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.
5. This does not indicate S&P’s rating of the Fund.

Semiannual Report | 71

Performance Summary as of 8/31/13

Franklin Pennsylvania Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

72 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 73

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Pennsylvania personal income tax rate of 45.25%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the month ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.99% and +4.09%.

74 | Semiannual Report

Your Fund’s Expenses

Franklin Pennsylvania Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 75

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

76 | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 77

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

78 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bFor the period July 1, 2008 (effective date) to February 28, 2009.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eEffective September 1, 2008, the redemption fee was eliminated.
fAmount rounds to less than $0.01 per share.
gTotal return is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 79

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.9%		
Arizona 89.5%		
Arizona Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%,		
6/01/29	$ 3,000,000	$ 3,050,760
6/01/30	8,595,000	8,673,129
6/01/31	7,025,000	7,049,166
Arizona Health Facilities Authority Revenue,		
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	15,000,000	15,416,100
Banner Health, Series A, 5.00%, 1/01/35	10,000,000	9,844,700
Banner Health, Series D, 5.50%, 1/01/38	17,500,000	17,821,475
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	4,728,850
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	9,793,600
Arizona School Facilities Board COP, 5.50%, 9/01/23	10,000,000	10,917,800
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding, Series A, 5.00%, 7/01/36	5,000,000	4,847,450
Arizona State Board of Regents Arizona State University System Revenue,		
Polytechnic Campus Project, Series C, 6.00%, 7/01/26	2,500,000	2,755,150
Polytechnic Campus Project, Series C, 6.00%, 7/01/27	3,000,000	3,285,360
Polytechnic Campus Project, Series C, 6.00%, 7/01/28	3,350,000	3,650,160
Refunding, Series A, 5.00%, 7/01/42	10,000,000	10,041,800
Arizona State Board of Regents University of Arizona System Revenue,		
Refunding, Series A, 5.00%, 6/01/37	3,665,000	3,727,012
Series A, 5.00%, 6/01/39	8,650,000	8,756,914
Stimulus Plan for Economic and Educational Development, SPEED, 5.00%, 8/01/38	10,150,000	10,035,508
Stimulus Plan for Economic and Educational Development, SPEED, 5.00%, 8/01/43	9,430,000	9,285,627
Arizona State COP, Department of Administration,		
Refunding, Series A, 5.00%, 10/01/27	1,100,000	1,130,657
Refunding, Series A, 5.00%, 10/01/28	1,000,000	1,018,960
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,006,430
Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	5,974,559
Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,143,550
Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,065,580
Arizona State Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of Osteopathic Medicine Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,214,405
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/42	8,000,000	7,174,880
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,		
7/01/28	15,540,000	16,014,125
7/01/29	7,500,000	7,679,025
Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33	1,000,000	1,000,640
Arizona State Transportation Board Highway Revenue, Subordinated, Refunding, Series A, 5.00%,		
7/01/35	8,000,000	8,206,080
7/01/36	10,000,000	10,272,900
7/01/36	6,000,000	6,137,100
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured,		
5.00%, 9/01/30	12,065,000	12,184,323
Pre-Refunded, 5.00%, 9/01/30	5,185,000	5,429,162

80 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%,		
7/01/36	$18,995,000	$ 18,075,262
7/01/40	12,845,000	12,085,860
El Mirage GO, AGMC Insured, 5.00%, 7/01/42	2,200,000	2,121,768
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	10,433,700
Gilbert Water Resources Municipal Property Corp. Water System Development Fee and Water Utility Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29	25,000,000	25,873,250
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding,		
5.00%, 12/01/32	4,025,000	3,917,975
5.00%, 12/01/42	12,870,000	12,188,662
Series B, 5.00%, 12/01/37	3,000,000	2,869,860
Glendale IDAR, Midwestern University,		
5.00%, 5/15/35	5,000,000	4,745,800
5.125%, 5/15/40	10,000,000	9,517,800
Refunding, 5.00%, 5/15/31	3,455,000	3,355,980
Glendale Municipal Property Corp. Excise Tax Revenue, Refunding, Series C, 5.00%, 7/01/38	12,000,000	11,617,920
Glendale Water and Sewer Revenue, senior lien, Obligations, Refunding, 5.00%,		
7/01/27	1,365,000	1,432,404
7/01/28	1,825,000	1,898,821
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, Pre-Refunded, 6.25%, 7/01/38	10,000,000	10,194,100
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32	7,500,000	7,472,325
Goodyear Water and Sewer Revenue, sub. lien, Obligations, Refunding, AGMC Insured,		
5.25%, 7/01/31	1,000,000	1,022,440
5.50%, 7/01/41	1,500,000	1,545,015
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35	9,090,000	9,179,991
Marana Municipal Property Corp. Municipal Facilities Revenue,		
Refunding, NATL Insured, 5.25%, 7/01/22	1,100,000	1,109,592
Series A, 5.00%, 7/01/28	3,000,000	3,098,310
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010,		
Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	5,644,379
Series B, Build America Mutual Assurance, 5.00%, 7/01/32	1,905,000	1,937,423
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	14,005,177
Maricopa County IDA, MFHR,		
Senior, National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%, 1/01/18	1,820,000	1,995,448
Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,540,000	1,539,923
Maricopa County IDA Health Facility Revenue,		
Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23	7,000,000	7,184,520
Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	13,950,000	14,311,026
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,201,172
Mayo Clinic, 5.00%, 11/15/36	16,250,000	16,182,562
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,104,307

Semiannual Report | 81

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Campus of Care Project, Refunding, Series A, GNMA Secured, 5.00%, 8/20/35	$ 1,725,000	$ 1,619,965
Maricopa County PCC, PCR,		
El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	8,045,100
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	10,979,300
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,340,550
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	14,768,887
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,133,655
Maricopa County USD, No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	5,100,000	5,178,795
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa Academic Village Project, Refunding,		
5.25%, 7/01/33	5,000,000	5,151,850
5.00%, 7/01/38	5,000,000	5,089,600
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,601,684
Assured Guaranty, 5.00%, 7/01/38	3,825,000	3,893,544
Mesa Excise Tax Revenue, Obligations, 5.00%, 7/01/32	9,000,000	9,238,320
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,664,500
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,151,862
Nogales Municipal Development Authority Inc. Municipal Facilities Revenue, NATL Insured, 5.00%, 6/01/36	2,640,000	2,668,063
Northern Arizona University COP,		
Northern Arizona University Projects, Refunding, 5.00%, 9/01/27	1,500,000	1,547,100
Northern Arizona University Projects, Refunding, 5.00%, 9/01/28	2,000,000	2,045,040
Northern Arizona University Projects, Refunding, 5.00%, 9/01/29	1,465,000	1,485,114
Northern Arizona University Projects, Refunding, 5.00%, 9/01/30	2,340,000	2,353,455
Northern Arizona University Research Infrastructure Projects, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/30	2,000,000	2,094,180
Northern Arizona University Revenue, Stimulus Plan for Economic and Educational Development, 5.00%,		
8/01/26	2,380,000	2,499,428
8/01/38	5,000,000	4,874,600
Northern Arizona University System Revenue, 5.00%, 6/01/38	5,000,000	4,741,400
Phoenix Civic Improvement Corp. Airport Revenue,		
junior lien, Series A, 5.00%, 7/01/40	10,000,000	9,683,600
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,029,000
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL RE, FGIC Insured, 5.50%,		
7/01/27	3,945,000	4,338,908
7/01/28	2,000,000	2,182,720
7/01/29	2,000,000	2,163,060
7/01/36	5,000,000	5,178,250
7/01/37	7,000,000	7,226,100
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE, FGIC Insured, 5.00%,		
7/01/35	2,050,000	2,085,937
7/01/41	5,000,000	5,049,050

82 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Phoenix Civic Improvement Corp. Wastewater System Revenue,		
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	$ 5,515,000	$ 5,666,993
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/28	2,000,000	2,052,120
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/29	3,405,000	3,490,329
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,788,050
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Series A, 5.00%, 7/01/39	14,780,000	15,230,199
Phoenix IDA Education Revenue, Facility, JMF-Higley 2012 LLC Project, 5.00%,		
12/01/34	3,000,000	2,867,430
12/01/39	5,610,000	5,259,319
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC Arizona State University Project,		
Series A, AMBAC Insured, 5.00%, 7/01/37	18,095,000	14,348,068
Series C, AMBAC Insured, 5.00%, 7/01/37	8,735,000	6,062,177
Pima County IDA Lease Revenue,		
Clark County Detention Facility Project, 5.125%, 9/01/27	8,655,000	8,883,232
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	14,471,400
Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39	2,000,000	1,979,180
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	7,500,000	7,536,450
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%,		
7/01/33	1,500,000	1,510,410
7/01/41	6,800,000	6,672,636
Pinal County Electrical District No. 4 Electric System Revenue, 6.00%,		
12/01/23	525,000	575,967
12/01/28	740,000	792,303
12/01/38	1,150,000	1,209,352
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24	4,220,000	4,719,142
Salt River Project Agricultural Improvement and Power District Electric System Revenue,		
Refunding, Series A, 5.00%, 12/01/30	9,500,000	10,036,275
Salt River Project, Series A, 5.00%, 1/01/37	14,000,000	14,272,440
Salt River Project, Series A, 5.00%, 1/01/38	7,000,000	7,127,400
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,069,600
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,		
12/01/32	10,000,000	9,376,300
12/01/37	5,000,000	4,585,700
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.25%, 9/01/30	5,000,000	5,000,100
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	11,199,396
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,		
12/01/30	5,160,000	4,880,070
12/01/35	2,000,000	1,841,140
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,431,997
Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,		
7/01/28	4,275,000	4,234,986
7/01/34	11,510,000	10,828,032
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,007,600

Semiannual Report | 83

84 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

See Abbreviations on page 175.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 85

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

86 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 87

aFor the year ended February 29.
bFor the period July 15, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

88 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.9%		
Colorado 90.0%		
Adams County Revenue, Platte Valley Medical Center Project, NATL Insured, Pre-Refunded, 5.00%, 2/01/31	$ 9,615,000	$ 10,403,814
Adams State College Board of Trustees Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,		
5/15/34	2,000,000	2,038,940
5/15/39	2,150,000	2,181,261
Adams State College Board of Trustees Institutional Enterprise Revenue, 5.00%,		
5/15/32	1,360,000	1,395,591
5/15/37	1,000,000	1,002,720
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project, Series A, AGMC Insured, 5.00%, 4/01/34	6,150,000	6,196,310
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	5,841,937
Aurora Hospital Revenue, Children's Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,423,850
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,		
8/01/36	5,880,000	6,062,574
8/01/39	10,000,000	10,230,800
Boulder Larimer and Weld Counties Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/33	5,300,000	5,682,448
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	6,000,000	6,307,740
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34	5,380,000	5,508,797
The Broadlands Metropolitan District No. 2 GO, NATL Insured, Pre-Refunded, 5.25%, 12/01/34	8,655,000	9,189,966
Castle Rock Sales and Use Tax Revenue, 5.00%,		
6/01/31	1,800,000	1,863,036
6/01/32	1,845,000	1,897,896
6/01/35	2,775,000	2,819,733
Colorado Educational and Cultural Facilities Authority Revenue,		
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,114,261
Charter School, James Irwin Educational Foundation Project, Refunding and Improvement, Assured Guaranty, 5.00%, 8/01/37	6,060,000	5,659,373
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	13,500,000	13,354,740
Colorado Health Facilities Authority Revenue,		
Covenant Retirement Community Inc., Series A, 5.75%, 12/01/36	5,000,000	4,706,800
The Evangelical Lutheran Good Samaritan Society Project, 5.25%, 6/01/31	4,000,000	3,791,800
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.25%, 6/01/34	3,500,000	3,257,205
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25	3,050,000	3,062,414
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26	3,205,000	3,186,347
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27	3,365,000	3,271,251
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30	3,000,000	2,811,810
Colorado School of Mines Board of Trustees Enterprise Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/37	2,000,000	2,012,560

Semiannual Report | 89

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado (continued)		
Colorado School of Mines Board of Trustees Institutional Enterprise Revenue, Series B, 5.00%,		
12/01/32	$ 1,000,000	$ 1,035,090
12/01/42	10,000,000	10,154,600
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39	11,305,000	10,827,251
Colorado Springs Utilities System Revenue,		
Series C-2, 5.00%, 11/15/37	6,230,000	6,293,608
Series D-1, 5.25%, 11/15/33	5,000,000	5,406,600
Colorado State Board of Governors University Enterprise System Revenue,		
Refunding, Series B, 5.00%, 3/01/35	2,000,000	2,011,480
Series A, 5.00%, 3/01/34	25,000	25,480
Series A, 5.00%, 3/01/38	10,010,000	10,127,317
Series A, 5.00%, 3/01/39	145,000	146,733
Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	1,755,000	1,782,466
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/01/37	11,245,000	12,771,059
Series A, Pre-Refunded, 5.00%, 3/01/34	2,225,000	2,587,942
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	8,205,812
Colorado State Building Excellent Schools Today COP, Series G, 5.00%, 3/15/32	10,000,000	10,232,800
Colorado State COP, UCDHSC Fitzsimons Academic Projects,		
Refunding, Series A, 5.00%, 11/01/28	1,500,000	1,567,980
Refunding, Series A, 5.00%, 11/01/29	3,105,000	3,214,886
Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/30	3,820,000	4,191,533
Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/30	1,180,000	1,293,433
Colorado State Health Facilities Authority Revenue,		
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	5,691,620
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	4,749,500
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,795,100
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,210,460
Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,234,100
Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 6.125%, 6/01/38	4,500,000	4,695,705
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,007,124
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,008,650
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	7,655,280
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	9,500,000	9,555,195
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,151,860
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,031,820
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	3,825,080
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,		
5.50%, 11/01/27	5,245,000	5,756,388
Pre-Refunded, 5.50%, 11/01/27	2,030,000	2,424,673
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A, 6.30%, 9/01/14	10,000	10,042
Colorado Water Resources and Power Development Authority Water Resources Revenue,		
Arapahoe County Water and Wastewater Public Improvement District Project, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,094,100

90 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado (continued)		
Colorado Water Resources and Power Development Authority Water Resources Revenue, (continued)		
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	$ 1,900,000	$ 1,927,474
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured, 5.00%, 9/01/38	1,210,000	1,211,730
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	13,386,652
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement, AGMC Insured, 5.00%, 12/01/31	2,040,000	2,070,008
Consolidated Bell Mountain Ranch Metropolitan District GO, Douglas County, Limited Tax, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	2,983,482
Denver City and County Airport System Revenue,		
Series B, 5.00%, 11/15/43	10,000,000	9,520,900
Series D, 7.75%, 11/15/13	160,000	162,350
Subordinate, Series B, 5.00%, 11/15/43	5,000,000	4,689,250
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,073,760
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	14,500,000	14,399,515
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue,		
5.50%, 12/01/30	1,500,000	1,538,550
5.625%, 12/01/40	4,000,000	4,113,240
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,298,378
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,486,828
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	3,350,000	3,397,604
E-470 Public Highway Authority Senior Revenue,		
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	902,580
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	2,524,470
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	3,939,311
Series C, 5.25%, 9/01/25	2,500,000	2,526,200
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	2,500,000	2,607,000
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%,		
12/01/27	600,000	633,108
12/01/42	7,500,000	7,560,150
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,		
12/01/33	2,860,000	2,809,778
12/01/37	5,120,000	4,871,117
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,101,900
Fort Lewis College Board of Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 10/01/37	12,830,000	12,208,900
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, 5.25%, 12/01/33	1,240,000	1,331,314
Ignacio School District 11JT GO, La Plata and Archuleta Counties, 5.00%, 12/01/31	1,215,000	1,273,405
Meridian Metropolitan District GO, Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	4,725,300
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue,		
Pre-Refunded, 6.00%, 5/15/38	7,000,000	8,386,210
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,499,120
Mesa State College College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37	5,765,000	5,815,674

Semiannual Report | 91

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Colorado (continued)		
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported,		
Refunding, Series A, AGMC Insured, 6.00%, 12/01/38	$ 2,500,000	$ 2,614,525
Refunding, Series A, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,617,825
Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	7,428,960
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	12,246,120
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	6,119,302
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	10,645,767
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	9,643,900
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,		
5.25%, 12/01/28	1,000,000	1,030,940
5.50%, 12/01/31	1,010,000	1,043,673
5.25%, 12/01/38	3,615,000	3,550,219
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	3,840,000	3,898,406
Regional Transportation District COP,		
Refunding, Series A, 5.00%, 6/01/27	5,500,000	5,705,755
Series A, 5.375%, 6/01/31	19,000,000	19,621,110
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A,		
5.00%, 11/01/38	10,000,000	10,131,400
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/31	14,150,000	16,017,092
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal Project, NATL Insured, 5.00%, 12/01/29	6,100,000	6,168,198
Triview Metropolitan District GO, El Paso County, Refunding, 5.00%, 11/01/34	10,855,000	10,310,622
University of Colorado Enterprise System Revenue, University of Colorado Regents,		
Refunding, Series A-2, 5.00%, 6/01/31	8,655,000	8,995,920
Refunding, Series A-2, 5.00%, 6/01/33	2,600,000	2,675,842
Series A, 5.375%, 6/01/38	3,000,000	3,181,050
Series B, NATL Insured, 5.00%, 6/01/32	3,000,000	3,158,430
University of Colorado Hospital Authority Revenue,		
Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,468,950
Series A, 5.00%, 11/15/37	2,000,000	1,926,480
Series A, 5.25%, 11/15/39	3,000,000	3,054,780
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,742,356
Western State College Revenue, 5.00%,		
5/15/34	2,000,000	1,999,860
5/15/39	2,000,000	1,971,380
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%, 12/01/36	5,000,000	5,073,800
		627,066,661
U.S. Territories 8.9%		
Guam 1.3%		
Guam Government Business Privilege Tax Revenue, Series B-1, 5.00%, 1/01/32	3,545,000	3,532,096
Guam Government Limited Obligation Revenue, Section 30, Series A,		
5.375%, 12/01/24	2,000,000	2,055,780
5.75%, 12/01/34	3,565,000	3,630,026
		9,217,902

92 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 93

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

94 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 95

aFor the year ended February 29.
bFor the period July 15, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

96 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.2%		
Connecticut 85.7%		
Bridgeport GO, Series A, 5.00%, 2/15/32	$17,000,000	$ 17,034,340
Connecticut State GO,		
Series A, 5.00%, 2/15/29	10,000,000	10,892,700
Series B, 5.00%, 4/15/29	1,025,000	1,077,644
Series B, 5.00%, 4/15/32	4,000,000	4,141,280
Series C, AGMC Insured, 5.00%, 6/01/26	5,000,000	5,335,600
Series D, 5.00%, 11/01/31	5,000,000	5,270,000
Connecticut State Health and Educational Facilities Authority Revenue,		
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	18,141,081
Brunswick School Issue, Series C, 5.00%, 7/01/28	1,000,000	1,051,630
Brunswick School Issue, Series C, 5.00%, 7/01/29	1,450,000	1,511,871
Canterbury School Issue, Series B, Radian Insured, 5.00%, 7/01/36	1,000,000	908,790
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28	2,250,000	2,423,970
Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%, 7/01/25	2,965,000	2,966,482
Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%, 7/01/30	2,500,000	2,400,425
Fairfield University Issue, Series M, 5.00%, 7/01/26	450,000	470,939
Fairfield University Issue, Series M, 5.00%, 7/01/34	1,000,000	1,013,610
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,220,150
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35	4,000,000	4,036,520
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40	5,000,000	5,008,250
Hartford Health Care, Refunding, Series A, 5.00%, 7/01/41	12,000,000	11,478,360
Hartford University, Series G, Radian Insured, 5.25%, 7/01/26	5,000,000	5,041,300
Loomis Chafee School, Series G, 5.00%, 7/01/30	3,000,000	3,047,280
Loomis Chafee School, Series G, 5.00%, 7/01/38	6,285,000	6,284,560
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	255,000	296,061
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36	4,415,000	4,496,059
New Horizons Village Project, 7.30%, 11/01/16	1,840,000	1,848,041
Norwich Free Academy, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/34	1,675,000	1,740,593
Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,021,850
Quinnipiac University, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	14,875,200
Sacred Heart University, Series G, 5.375%, 7/01/31	1,500,000	1,531,065
Sacred Heart University, Series G, 5.625%, 7/01/41	5,500,000	5,634,035
Sacred Heart University, Series H, AGMC Insured, 5.00%, 7/01/27	1,190,000	1,221,511
Sacred Heart University, Series H, AGMC Insured, 5.00%, 7/01/28	2,290,000	2,330,716
Salisbury School, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/28	1,515,000	1,588,205
Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,100,450
St. Mary's Hospital Issue, Refunding, Series E, 5.50%, 7/01/20	4,615,000	4,568,158
Stamford Hospital, Series I, 5.00%, 7/01/30	5,000,000	5,005,350
Stamford Hospital, Series J, 5.00%, 7/01/42	8,000,000	7,579,040
Trinity College, Refunding, Series J, NATL Insured, 4.50%, 7/01/37	7,000,000	6,819,820
Trinity College, Series H, NATL Insured, 5.00%, 7/01/26	1,855,000	1,879,987
The Village for Families and Children Inc., Series A, AMBAC Insured, 5.00%, 7/01/32	1,000,000	899,970
Wesleyan University, 5.00%, 7/01/39	12,500,000	12,715,875
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,090,790
Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37	10,660,000	10,455,541

Semiannual Report | 97

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Connecticut (continued)		
Connecticut State Health and Educational Facilities Authority Revenue, (continued)		
The William W. Backus Hospital, Series F, AGMC Insured, 5.00%, 7/01/28	$ 1,500,000	$ 1,526,235
The William W. Backus Hospital, Series F, AGMC Insured, 5.125%, 7/01/35	4,025,000	4,035,787
Yale University, Series A-2, 5.00%, 7/01/40	9,000,000	9,322,740
Yale University, Series Y-1, 5.00%, 7/01/35	10,000,000	10,317,500
Yale University, Series Z-1, 5.00%, 7/01/42	10,000,000	10,374,700
Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31	10,500,000	10,562,370
Yale-New Haven Hospital, Series N, 5.00%, 7/01/48	11,000,000	10,295,450
Connecticut State HFA Housing Mortgage Finance Program Revenue, Series C, Sub Series C-1,		
4.85%, 11/15/34	3,260,000	3,259,772
4.95%, 11/15/39	4,110,000	4,021,142
Connecticut State HFAR,		
Housing Mortgage Finance Program, Series B, Sub Series B-2, 5.00%, 11/15/41	1,595,000	1,595,893
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured, 5.00%, 6/15/22	920,000	929,669
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	984,370
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	434,003
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,502,445
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series A, 5.05%, 11/15/27	850,000	877,294
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding, Series A, 5.00%, 1/01/38	3,000,000	3,015,330
Connecticut State Revolving Fund General Revenue, Series A,		
5.00%, 3/01/25	3,000,000	3,360,660
5.00%, 3/01/30	4,000,000	4,257,960
5.00%, 3/01/31	6,100,000	6,454,166
Pre-Refunded, 5.00%, 7/01/26	6,025,000	6,745,891
Pre-Refunded, 5.00%, 7/01/27	4,060,000	4,545,779
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%,		
12/01/28	10,095,000	10,731,389
12/01/30	1,680,000	1,758,372
12/01/31	2,075,000	2,160,116
1/01/33	7,000,000	7,188,510
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A, 5.00%, 1/01/42	5,000,000	5,036,900
Greater New Haven Water Pollution Control Authority Regional Water Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 11/15/24	3,315,000	3,424,660
Series A, AGMC Insured, 5.00%, 11/15/37	3,000,000	3,009,300
Hartford County Metropolitan District Clean Water Project Revenue, Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,076,450
New Haven GO,		
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,026,030
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,173

98 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Connecticut (continued)		
South Central Regional Water Authority Water System Revenue,		
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	$ 1,000,000	$ 1,049,170
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,037,760
Eighteenth Series B-1, NATL Insured, 5.00%, 8/01/26	3,500,000	3,570,805
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,080,150
Refunding, Twenty-Seventh Series, 5.00%, 8/01/33	6,000,000	6,133,860
Twenty-Eighth Series A, 5.00%, 8/01/43	4,000,000	3,999,800
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,039,230
University of Connecticut GO, Series A, 5.00%, 2/15/31	3,370,000	3,518,853
University of Connecticut Revenue, Student Fee, Refunding, Series A, 5.00%, 11/15/29	3,805,000	4,017,129
		386,757,912
U.S. Territories 11.5%		
Puerto Rico 11.3%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	1,000,000	728,350
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series B, 6.00%, 7/01/39	10,000,000	7,566,900
Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,474,650
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,		
Refunding, Series A, 5.00%, 7/01/38	55,000	36,963
Series G, 5.00%, 7/01/33	395,000	272,443
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,082,860
Series WW, 5.50%, 7/01/38	6,700,000	4,943,997
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, 5.125%, 12/01/27	4,250,000	4,289,483
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	815,830
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	2,380,000	2,430,052
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	3,984,800
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,		
Series A, 6.00%, 8/01/42	22,000,000	19,599,580
Series C, 5.50%, 8/01/40	2,000,000	1,655,260
		50,881,168
U.S. Virgin Islands 0.2%		
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	966,720
Total U.S. Territories		51,847,888
Total Municipal Bonds before Short Term Investments (Cost $457,405,644)		438,605,800

Semiannual Report | 99

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

See Abbreviations on page 175.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

100 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 101

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

102 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bFor the period July 1, 2008 (effective date) to February 28, 2009.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 103

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.1%		
Michigan 90.1%		
Adrian City School District GO, AGMC Insured, Pre-Refunded, 5.00%,		
5/01/26	$ 1,960,000	$ 2,021,328
5/01/29	2,125,000	2,191,491
5/01/34	6,690,000	6,899,330
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/37	11,810,000	11,427,356
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/31	4,000,000	4,176,080
5/01/34	10,165,000	10,559,605
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31	6,000,000	6,166,200
Brighton Area Schools District GO, School Building and Site,		
Refunding, Series I, 5.00%, 5/01/23	1,650,000	1,771,407
Refunding, Series I, 5.00%, 5/01/24	1,650,000	1,753,422
Series I, 5.00%, 5/01/25	1,650,000	1,735,652
Series I, 5.00%, 5/01/26	1,650,000	1,719,053
Caledonia Community Schools GO, School Building and Site, NATL Insured, 5.00%, 5/01/26	3,665,000	3,885,523
Central Michigan University Revenue, General, AMBAC Insured, 5.00%, 10/01/34	8,905,000	9,034,122
Chippewa Valley Schools GO, Refunding, 5.00%,		
5/01/27	5,450,000	5,779,507
5/01/28	6,075,000	6,388,166
5/01/29	6,425,000	6,694,400
5/01/30	6,420,000	6,633,208
5/01/31	3,000,000	3,078,390
5/01/32	3,500,000	3,569,650
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	9,981,900
Detroit GO,		
Distribution State Aid, 5.00%, 11/01/30	5,000,000	4,542,950
Distribution State Aid, 5.25%, 11/01/35	5,000,000	4,520,950
Series A, Assured Guaranty, 5.00%, 4/01/28	5,000,000	4,515,850
Series A-1, NATL Insured, 5.00%, 4/01/20	10,610,000	9,242,689
Detroit Sewage Disposal System Revenue,		
second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	16,856,885
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	5,960,000	5,449,586
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	6,408,780
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	4,271,700
Detroit Water Supply System Revenue,		
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	17,932,600
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	7,788,700
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	16,356,550
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	38,740,000	34,418,166
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	11,400,000	10,347,894
Eaton Rapids Public Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%,		
5/01/26	2,700,000	2,784,483
5/01/29	2,750,000	2,835,411

104 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Fennville Public Schools GO, School Building and Site,		
FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	$ 1,115,000	$ 1,149,888
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	3,250,000	3,351,693
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,085,000	2,150,240
Fowlerville Community School District GO, School Building and Site, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,		
5/01/30	1,990,000	2,052,267
5/01/34	8,145,000	8,399,857
Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/30	8,520,000	8,846,146
Genesee County GO, Water Supply System, Limited Tax, AMBAC Insured, 5.00%, 11/01/30	4,000,000	4,080,400
Grand Blanc Community Schools GO,		
Refunding, 5.00%, 5/01/21	2,145,000	2,338,286
Refunding, 5.00%, 5/01/22	1,670,000	1,802,498
Refunding, 5.00%, 5/01/23	2,585,000	2,754,886
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,382,983
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,595,349
Grand Rapids Sanitary Sewer System Revenue,		
NATL Insured, 5.00%, 1/01/30	4,900,000	5,143,579
Refunding, 5.00%, 1/01/34	3,500,000	3,575,635
Grand Rapids Water Supply System Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,078,450
Grand Valley State University Revenue, General,		
5.75%, 12/01/34	1,500,000	1,593,420
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	17,526,495
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	8,598,024
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, Pre-Refunded, 5.00%, 5/01/29	4,145,000	4,462,880
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	10,000,000	10,165,100
Jackson Public Schools GO, School Building and Site, Refunding, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	6,620,000	6,827,140
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,		
Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14	360,000	361,354
Bronson Methodist Hospital, Refunding, Assured Guaranty, 5.25%, 5/15/36	10,000,000	9,894,600
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,175,910
L'Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,162,900
Lansing Board of Water and Light Utility System Revenue, Series A,		
5.00%, 7/01/29	9,030,000	9,348,488
5.50%, 7/01/41	10,000,000	10,300,100
Lansing Community College GO, College Building and Site, Refunding, 5.00%,		
5/01/29	4,525,000	4,731,702
5/01/30	4,755,000	4,933,978
5/01/31	3,990,000	4,117,042
5/01/32	3,000,000	3,078,240

Semiannual Report | 105

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/33	$ 4,400,000	$ 4,489,364
5/01/37	4,325,000	4,380,230
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, Series B, 6.00%, 11/15/35	5,000,000	5,273,900
Livonia Public Schools School District GO, School Building and Site, Series I, AGMC Insured, 5.00%,		
5/01/36	5,725,000	5,588,115
5/01/38	6,000,000	5,809,620
5/01/43	16,850,000	16,097,142
Michigan State Building Authority Revenue,		
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	16,407,600
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,520,087
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	4,993,450
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,036,520
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	4,906,300
Facilities Program, Refunding, Series II, AMBAC Insured, 5.00%, 10/15/33	21,000,000	21,309,540
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	15,929,121
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,248,200
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,018,680
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,		
5/15/26	4,740,000	5,134,463
5/15/31	8,000,000	8,483,360
Michigan State Finance Authority Revenue,		
AGMC Insured, 5.00%, 11/15/36	6,500,000	6,291,480
AGMC Insured, 5.00%, 11/15/42	8,000,000	7,498,400
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	5,650,289
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	5,858,431
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/30	4,105,000	4,008,615
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/31	2,340,000	2,261,914
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	9,858,827
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	10,725,000
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,181,740
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,153,990
State Revolving Fund, Clean Water, 5.00%, 10/01/30	2,500,000	2,607,325
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,061,720
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	4,260,000	4,226,772
Michigan State Hospital Finance Authority Revenue,		
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	9,928,400
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	8,439,140
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	18,630,000	17,673,164
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,163,108
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,364,975
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,674,282
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,180,250
MidMichigan Obligated Group, AMBAC Insured, 5.00%, 4/15/24	7,065,000	7,075,456
MidMichigan Obligated Group, AMBAC Insured, 5.00%, 4/15/32	1,000,000	1,001,480

106 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Michigan (continued)		
Michigan State Hospital Finance Authority Revenue, (continued)		
MidMichigan Obligated Group, Refunding, Series A, AGMC Insured, 5.375%, 6/01/27	$ 7,500,000	$ 7,512,000
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,259,350
St. John Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	14,500,000	14,547,125
St. John Hospital, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14	9,545,000	9,584,707
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/29	5,250,000	5,331,322
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/30	5,955,000	5,992,278
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	27,738,750
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	30,745,000	29,044,187
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	10,733,600
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%, 8/01/29	10,000,000	11,063,700
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,636,750
Michigan State University Revenues, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	14,606,885
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,037,050
Oakland University Revenue, General, 5.00%, 3/01/42	8,770,000	8,472,872
Otsego Public Schools District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	9,835,000	10,142,737
Pennfield School District GO, School Building and Site,		
FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	645,000	665,182
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	2,500,000	2,578,225
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	505,000	520,801
Pinckney Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	2,999,532
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,156,600
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series V, 8.25%, 9/01/39	10,000,000	11,875,000
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	10,729,474
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,287,232
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,614,975
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,749,675
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,029,604
Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,730,000	2,815,422
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,763,942
Trenton Public Schools GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/31	4,575,000	4,763,398
5/01/38	8,150,000	8,332,723
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,561,625
Wayne Charter County GO,		
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/25	17,000,000	17,007,310
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%, 12/01/30	10,750,000	10,282,267

Semiannual Report | 107

108 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 109

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

110 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 111

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.8%		
Minnesota 96.7%		
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%, 2/01/37	$11,700,000	$ 12,297,636
Anoka County Housing and RDA, GO, Housing Development,		
AMBAC Insured, Pre-Refunded, 4.875%, 2/01/24	1,770,000	1,803,382
Refunding, AMBAC Insured, 4.875%, 2/01/24	425,000	429,433
Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured, 4.50%, 2/01/32	11,125,000	11,254,161
Anoka-Hennepin ISD No. 11 GO, Anoka and Hennepin Counties, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,786,131
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38	12,055,000	12,556,850
Bemidji ISD No. 31 GO, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 4/01/18	2,665,000	3,035,142
Big Lake ISD No. 727 GO, Refunding, Series B, 5.00%,		
2/01/23	2,990,000	3,409,826
2/01/24	3,000,000	3,392,790
2/01/25	2,225,000	2,485,036
Bloomington ISD No. 271 GO, Alternative Facilities, Series A,		
3.00%, 2/01/30	1,370,000	1,093,561
3.125%, 2/01/32	3,530,000	2,754,424
3.25%, 2/01/34	7,005,000	5,391,118
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,094,067
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,		
2/01/19	5,025,000	5,540,113
2/01/20	5,025,000	5,432,879
2/01/21	3,035,000	3,236,858
Burnsville ISD No. 191 GO, Alternative Facilities, Series A, 3.00%,		
2/01/29	1,570,000	1,327,090
2/01/30	2,880,000	2,400,077
Byron ISD No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24	2,015,000	2,095,681
Cambridge ISD No. 911 GO, School Building, Minnesota School District Credit Enhancement Program,		
Refunding, Series A, 3.00%, 2/01/27	3,410,000	3,028,557
Refunding, Series A, 3.00%, 2/01/30	5,585,000	4,618,236
Series A, NATL Insured, 4.25%, 2/01/24	1,235,000	1,296,034
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41	1,600,000	1,510,016
Central Municipal Power Agency Revenue, Brookings, South East Twin Cities Transmission Project, 5.00%,		
1/01/32	1,150,000	1,189,480
1/01/42	1,615,000	1,634,622
Chaska ISD No. 112 GO,		
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/20	4,135,000	4,759,137
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/20	4,475,000	4,881,017
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	16,577,850

112 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
Chisago County GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 4.75%, 2/01/26	$ 2,415,000	$ 2,653,385
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35	2,625,000	2,748,454
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	1,200,000	1,232,460
Duluth ISD No. 709 COP, Full Term Certificates, Series B,		
4.75%, 2/01/25	8,445,000	8,875,526
AGMC Insured, 5.00%, 2/01/28	18,890,000	19,874,358
Edina ISD No. 273 GO, Alternative Facilities, Series A,		
2.375%, 2/01/25	4,445,000	3,824,389
2.50%, 2/01/26	3,000,000	2,536,170
Elk River ISD No. 728 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, AGMC Insured, 4.25%,		
2/01/23	5,000,000	5,218,950
2/01/24	6,265,000	6,514,535
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41	2,530,000	2,594,970
Farmington ISD No. 192 GO, School Building,		
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,189,372
Series B, AGMC Insured, 5.00%, 2/01/23	3,000,000	3,130,470
Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	16,504,363
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,805,721
Fridley ISD No. 014 GO, Fridley Public Schools, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	2,040,000	2,078,393
Hennepin County Regional Railroad Authority GO, Limited Tax, Refunding, Series A, 4.00%,		
12/01/27	2,475,000	2,506,259
12/01/28	2,590,000	2,601,241
Hennepin County Sales Tax Revenue,		
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	25,375,250
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	1,989,829
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,480,550
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	2,208,720
Lakeville GO, Refunding, Series B,		
4.00%, 2/01/21	1,585,000	1,723,545
3.00%, 2/01/26	3,860,000	3,476,007
3.00%, 2/01/30	4,690,000	3,920,277
Lakeville ISD No. 194 GO,		
Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,256,866
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	5,952,959
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,487,207
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,221,830
Maple Grove GO, Improvement, Refunding, Series A, 4.00%,		
2/01/21	2,100,000	2,302,776
2/01/22	2,470,000	2,684,791
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater,		
Refunding, Series E, 5.00%, 9/01/25	5,955,000	6,707,295
Series B, 4.50%, 12/01/26	5,000,000	5,403,800
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	989,730

Semiannual Report | 113

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	$ 4,500,000	$ 4,653,225
Minneapolis Health Care System Revenue, Fairview Health Services,		
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	38,770,900
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,417,137
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,		
senior bond, Refunding, Series A, 5.00%, 1/01/35	13,795,000	14,316,037
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	5,952,852
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	16,219,912
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	10,729,100
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,321,350
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,569,510
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,335,140
Minnesota Agricultural and Economic Development Board Revenue,		
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	14,800,166
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	20,126,612
Health Care System, Fairview Hospital and Healthcare Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	365,763
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	7,849,095
Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	18,291,602
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	17,010,000	19,935,040
Minnesota State 911 Revenue, Public Safety Radio Communication System Project, Assured Guaranty,		
4.50%, 6/01/22	1,000,000	1,083,440
4.50%, 6/01/23	1,000,000	1,074,130
4.50%, 6/01/24	3,745,000	4,002,281
5.00%, 6/01/24	5,000,000	5,431,550
Minnesota State Colleges and Universities Revenue, Board of Trustees, Fund, Series A,		
4.00%, 10/01/24	2,535,000	2,664,969
4.50%, 10/01/26	5,770,000	6,079,791
5.00%, 10/01/28	2,135,000	2,328,666
4.625%, 10/01/29	6,615,000	6,922,862
NATL Insured, 5.00%, 10/01/22	1,745,000	1,857,692
NATL Insured, 5.00%, 10/01/23	1,825,000	1,940,559
NATL Insured, 5.00%, 10/01/24	1,900,000	2,017,496
NATL Insured, 5.00%, 10/01/25	1,155,000	1,224,970
NATL Insured, 5.00%, 10/01/26	1,715,000	1,817,111
NATL Insured, 5.00%, 10/01/32	5,540,000	5,838,606
Minnesota State General Fund Revenue, Appropriation, Refunding,		
Series A, 4.00%, 3/01/26	4,000,000	4,037,320
Series A, 5.00%, 3/01/29	9,250,000	9,807,682
Series A, 3.00%, 3/01/30	2,000,000	1,569,440
Series B, 5.00%, 3/01/22	1,530,000	1,761,535

114 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
Minnesota State GO,		
Highway and Various Purpose, 5.00%, 8/01/23	$ 3,000,000	$ 3,326,910
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,114,140
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	10,959,700
NATL Insured, 5.00%, 6/01/26	10,000,000	10,657,500
State Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	2,816,450
State Various Purpose, Series A, 4.00%, 8/01/29	2,000,000	2,049,700
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,312,050
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	16,601,071
Minnesota State HFA Homeownership Finance Revenue, MBS Program,		
Series E, GNMA Secured, 4.45%, 7/01/31	4,480,000	4,463,379
Series G, GNMA Secured, 4.00%, 7/01/26	2,325,000	2,361,944
Series G, GNMA Secured, 4.40%, 7/01/32	3,840,000	3,968,179
Minnesota State HFAR,		
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,682,570
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,371,338
Residential Housing Finance, Series E, 4.90%, 7/01/29	9,810,000	9,873,569
Residential Housing Finance, Series E, 5.10%, 1/01/40	9,360,000	9,377,971
Minnesota State Higher Education Facilities Authority Revenue,		
Carleton College, Series 7-D, 5.00%, 3/01/40	4,000,000	4,102,160
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,313,750
St. Olaf College, Series 7-F, 4.25%, 10/01/22	1,475,000	1,570,728
St. Olaf College, Series 7-F, 3.50%, 10/01/24	1,570,000	1,579,373
St. Olaf College, Series 7-F, 4.50%, 10/01/30	3,500,000	3,516,520
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,350,800
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,391,700
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	5,691,596
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,559,944
Minnesota State Municipal Power Agency Electric Revenue,		
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,118,300
Series A, 5.25%, 10/01/35	12,000,000	12,126,600
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,277,600
Mounds View ISD No. 621 GO,		
Alternate Facility, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/21	1,510,000	1,768,180
Alternate Facility, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/22	1,600,000	1,846,624
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/20	1,000,000	1,111,730
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,352,214
New Prague ISD No. 721 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%,		
2/01/22	3,090,000	3,390,564
2/01/23	3,045,000	3,302,637
2/01/24	3,245,000	3,490,257
2/01/25	3,300,000	3,492,852

Semiannual Report | 115

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
North Branch Water System Revenue,		
AGMC Insured, 4.75%, 8/01/27	$ 1,500,000	$ 1,555,635
Series A, AGMC Insured, 5.00%, 8/01/33	1,325,000	1,369,414
Northern Municipal Power Agency Electric System Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,655,590
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,102,060
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,843,396
Olmsted County GO, Refunding, Series A, 3.50%,		
2/01/25	2,000,000	2,020,320
2/01/26	3,370,000	3,359,823
2/01/27	3,000,000	2,927,640
Pequot Lakes ISD No. 186 GO, School Building, Series A, 4.00%, 2/01/35	2,000,000	1,827,400
Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%, 10/20/38	4,280,000	4,280,257
Pipestone ISD No. 2689 GO, School Building, Refunding, Series A, AGMC Insured, 5.00%, 3/01/20	1,595,000	1,618,000
Ramsey GO, Capital Improvement Plan, Refunding, Series A,		
3.00%, 12/15/28	1,105,000	947,339
3.375%, 12/15/31	1,215,000	1,037,756
Robbinsdale ISD No. 281 GO, School Building, Refunding,		
Series A, 4.00%, 2/01/22	2,020,000	2,194,548
Series B, 4.00%, 2/01/19	2,660,000	2,938,449
Rochester Electricity Utility Revenue, Series B, 5.00%, 12/01/43	3,000,000	3,035,760
Rochester Health Care Facilities Revenue, Mayo Clinic,		
Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	7,735,000	8,477,869
Series D, 5.00%, 11/15/38	10,000,000	9,900,300
Series E, 5.00%, 11/15/38	20,000,000	19,800,600
Rochester ISD No. 535 COP, Minnesota School District Credit Enhancement Program, 3.00%, 2/01/27	1,215,000	1,043,321
Rosemount ISD No. 196 GO, School Building, Refunding, Series C, 4.00%,		
2/01/21	2,365,000	2,586,695
2/01/22	2,380,000	2,583,252
Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, AGMC Insured,		
5.00%, 2/01/22	2,200,000	2,354,220
4.50%, 2/01/25	2,175,000	2,231,789
Scott County GO, Capital Improvement Plan, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,052,517
Shakopee ISD No. 720 GO, School Building, Crossover, Refunding, 4.00%, 2/01/26	1,600,000	1,636,512
Southern Minnesota Municipal Power Agency Power Supply System Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,088,161
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	11,590,524
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	2,836,840
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	3,190,010
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	3,671,976
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	14,336,879
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,101,280
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,243,196
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,107,040

116 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Minnesota (continued)		
Southern Minnesota Municipal Power Agency Power Supply System Revenue, (continued)		
Refunding, Series A, 5.25%, 1/01/30	$ 2,000,000	$ 2,109,840
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	925,000	972,184
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,180,928
St. Cloud Health Care Revenue, CentraCare Health System Project,		
Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,038,650
Assured Guaranty, 5.50%, 5/01/39	27,400,000	28,106,372
Series A, 5.125%, 5/01/30	19,000,000	19,664,240
St. Michael ISD No. 885 GO,		
Refunding, Series A, 4.25%, 2/01/32	10,295,000	10,242,598
School Building, Refunding, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,844,783
School Building, Series A, AGMC Insured, 4.75%, 2/01/29	5,000,000	5,117,300
St. Paul Housing and RDA Health Care System Revenue, Allina Health System,		
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,178,550
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,405,500
St. Paul ISD No. 625 GO, School Building,		
Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/30	1,385,000	1,164,411
Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/31	1,195,000	986,592
Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 2/01/24	1,615,000	1,811,691
Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 2/01/25	1,675,000	1,878,998
Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 2/01/26	1,745,000	1,957,524
Refunding, Series B, 5.00%, 2/01/24	2,925,000	3,334,325
St. Paul Sales Tax Revenue, sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,520,006
University of Minnesota Revenue,		
Series A, 4.00%, 2/01/26	2,425,000	2,474,543
Series A, 5.25%, 4/01/29	1,000,000	1,083,130
Series A, 5.125%, 4/01/34	1,000,000	1,062,850
State Supported Biomedical Science Research Facilities Funding Program, Series B, 5.00%, 8/01/36	5,000,000	5,111,150
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	5,340,000	5,707,606
Watertown ISD No. 111 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	2,940,984
West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%, 2/01/22	3,500,000	3,564,015
Western Minnesota Municipal Power Agency Revenue,		
Refunding, Series A, 5.00%, 1/01/24	5,000,000	5,702,950
Refunding, Series A, 5.00%, 1/01/25	3,370,000	3,800,416
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,272,408
Refunding, Series A, 5.00%, 1/01/30	1,000,000	1,051,670
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,150,780
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A,		
5.00%, 2/01/24	1,100,000	1,227,292
5.00%, 2/01/26	1,325,000	1,445,509
3.00%, 2/01/28	2,150,000	1,809,526
3.00%, 2/01/29	1,000,000	821,390
		1,012,072,872

Semiannual Report | 117

118 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 119

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

120 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bFor the period July 1, 2008 (effective date) to February 28, 2009.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 121

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.9%		
Ohio 93.3%		
Akron COP, District Energy Project, 5.00%, 12/01/30	$ 10,865,000	$ 10,890,315
Akron Income Tax Revenue, Community Learning Centers, Series A, 4.50%, 12/01/33	15,000,000	14,076,150
Akron Waterworks System Mortgage Revenue, Refunding and Improvement, Assured Guaranty, 5.00%, 3/01/34	1,000,000	1,005,230
Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Refunding,		
Series A, 5.25%, 6/01/38	15,000,000	14,978,100
Series B, 5.25%, 9/01/27	7,570,000	7,911,785
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,		
Assured Guaranty, 5.25%, 2/15/33	30,000,000	30,557,700
BHAC Insured, 5.00%, 2/15/38	22,000,000	21,754,480
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%, 11/01/49	6,685,000	4,991,222
Austintown Local School District GO, School Improvement,		
AGMC Insured, Pre-Refunded, 5.125%, 12/01/30	7,715,000	8,174,968
Refunding, 4.50%, 12/01/30	7,465,000	7,067,489
Bath Local School District GO, School Improvement, AGMC Insured,		
4.00%, 12/01/44	3,295,000	2,516,952
5.00%, 12/01/49	5,380,000	5,046,924
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	4,000,000	3,337,480
Bowling Green MFHR, The Bowling Green Village Apartments, Series A, GNMA Secured, 5.40%, 9/20/36	2,850,000	2,850,570
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,342,822
Butler County GO, Limited Tax, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26	2,130,000	2,276,778
Butler County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project,		
6.375%, 4/01/36	5,000,000	5,435,300
5.625%, 4/01/41	5,000,000	5,214,000
Butler County Transportation ID Revenue, Highway Improvement, XLCA Insured, 5.00%, 12/01/31	40,000	41,813
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,		
12/01/32	1,455,000	550,121
12/01/33	2,000,000	711,840
Central Solid Waste Authority GO,		
Improvement, Limited Tax, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,648,983
Refunding and Improvement, Limited Tax, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	13,936,916
Chillicothe City School District GO, Capital Appreciation, Refunding, NATL RE, FGIC Insured, zero cpn.,		
12/01/22	1,905,000	1,353,979
12/01/23	1,905,000	1,294,409
12/01/24	1,905,000	1,253,357
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,		
12/15/26	7,310,000	7,798,162
12/15/27	7,000,000	7,433,650

122 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Cincinnati City School District GO, Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%,		
12/01/27	$ 14,900,000	$ 16,579,826
12/01/28	5,000,000	5,520,750
Cleveland Airport System Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	2,983,230
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,476,000
Series C, AGMC Insured, 5.00%, 1/01/26	9,500,000	10,040,645
Series C, AGMC Insured, 5.00%, 1/01/31	11,250,000	11,070,000
Series C, Assured Guaranty, 5.00%, 1/01/27	28,385,000	28,686,733
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,055,350
Cleveland Municipal School District GO, School Improvement,		
AGMC Insured, Pre-Refunded, 5.00%, 12/01/27	4,000,000	4,140,760
Refunding, 5.00%, 12/01/25	3,600,000	3,872,700
Refunding, 5.00%, 12/01/27	1,000,000	1,049,730
Cleveland Public Power System Revenue,		
Capital Appreciation, Series B-2, NATL RE, FGIC Insured, zero cpn., 11/15/38	10,000,000	2,368,100
Series B, NATL Insured, 5.00%, 11/15/28	2,000,000	2,034,980
Series B, NATL Insured, 5.00%, 11/15/38	10,000,000	9,679,200
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24	1,000,000	1,037,040
Cleveland Water Revenue, second lien, Refunding, Series A, 5.00%, 1/01/27	2,500,000	2,686,350
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue, The Cleveland Museum Art Project, 5.00%, 10/01/22	10,485,000	11,670,749
Cleveland-Cuyahoga County Port Authority Revenue, Student Housing Facility, Euclid Avenue Housing Corp., Fenn Tower Project, AMBAC Insured, 5.00%,		
8/01/25	2,440,000	2,267,736
8/01/28	2,145,000	1,935,498
Columbus GO, Various Purpose, Refunding, Series 1, 4.00%, 7/01/29	8,210,000	7,834,885
Columbus Metropolitan Library Special Obligation Revenue, Library Fund Facilities Notes, Series 1, 4.00%,		
12/01/27	3,765,000	3,668,955
12/01/28	2,970,000	2,825,480
12/01/29	4,125,000	3,851,348
12/01/30	4,290,000	3,905,316
12/01/31	4,465,000	3,970,903
12/01/32	4,645,000	4,069,066
12/01/37	12,620,000	10,412,257
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,366,618
Cuyahoga County EDR, Medical Mart/Convention Center Projects, Series F, 5.00%, 12/01/27	15,000,000	15,608,400
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	19,680,600
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,244,500
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	3,893,000

Semiannual Report | 123

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	$ 4,635,000	$ 4,448,812
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,286,156
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,		
12/01/23	1,205,000	1,270,456
12/01/24	1,265,000	1,329,287
12/01/25	1,330,000	1,391,167
Fairless Local School District GO, Capital Appreciation, Various Purpose School Facilities, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28	2,085,000	2,206,076
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24	7,255,000	7,707,639
Franklin County Hospital Revenue,		
The Children's Hospital Project, Series C, NATL RE, FGIC Insured, 5.00%, 5/01/35	9,000,000	8,975,790
Improvement, Nationwide Children's Hospital Project, 5.25%, 11/01/40	15,000,000	15,179,700
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,059,620
Graham Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	6,055,000	6,653,718
Green Community Learning Centers Income Tax Revenue, NATL Insured, Pre-Refunded, 5.00%,		
12/01/27	1,205,000	1,247,862
12/01/28	1,265,000	1,309,996
12/01/32	2,675,000	2,770,150
Greene County Hospital Facility Revenue, Kettering Health Network Obligated Group Project, 5.50%, 4/01/39	12,930,000	13,040,422
Hamilton County Convention Facilities Authority Revenue,		
NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,463,018
second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	7,235,000	7,489,600
Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital Medical Center, Series J, NATL RE, FGIC Insured, 5.25%, 5/15/34	5,000,000	4,962,200
Hamilton County Sales Tax Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,218,000
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	35,844,744
Hamilton County Sewer System Revenue, Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%, 12/01/30	4,000,000	4,172,680
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured,		
5.00%, 6/01/30	7,000,000	7,079,310
4.75%, 6/01/39	7,000,000	6,602,680
Hilliard School District GO, Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,		
12/01/19	2,190,000	1,870,917
12/01/20	4,525,000	3,678,961
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,		
12/01/33	4,500,000	4,638,195
12/01/36	5,000,000	5,112,500
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,		
12/01/27	3,205,000	3,345,475
12/01/30	2,250,000	2,331,293

124 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Hudson City School District COP, NATL Insured, Pre-Refunded, 5.00%, 6/01/34	$ 6,720,000	$ 6,956,477
Ironton City School District GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/34	5,130,000	5,819,216
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,504,250
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	6,000,000	5,851,200
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,219,758
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,		
12/01/28	2,970,000	3,074,514
12/01/31	2,595,000	2,686,318
Keystone Local School District Lorain County GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,		
12/01/30	3,740,000	3,873,032
12/01/30	2,430,000	2,515,512
Kings Local School District GO, School Improvement, NATL Insured,		
5.00%, 12/01/33	4,635,000	4,800,979
Pre-Refunded, 5.00%, 12/01/33	5,365,000	6,185,791
Lakewood City School District GO,		
School Facilities Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	9,759,081
School Facilities Improvement, NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,050,340
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	23,205,678
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,020,040
Lakota Local School District GO,		
AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	5,000,000	5,500,300
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,250,500
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	9,819,200
Licking County Joint Vocational School District GO, School Facilities Construction and Improvement, NATL Insured, 4.75%, 12/01/23	1,180,000	1,183,965
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	2,345,000	2,529,153
Little Miami Local School District GO,		
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	13,021,372
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,530,520
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,652,710
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,		
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	19,626,227
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,089,200
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	10,508,377
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	10,499,033
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,389,645
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,504,490
Maple Heights City School District GO, School Facilities Improvement,		
5.00%, 1/15/37	8,265,000	8,485,510
Pre-Refunded, 5.00%, 1/15/37	1,735,000	1,958,884
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	3,610,000	3,893,493

Semiannual Report | 125

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,		
12/01/28	$ 2,120,000	$ 2,293,734
12/01/30	2,650,000	2,867,168
Marysville Exempted Village School District GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	777,340
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	747,120
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,683,095
Marysville Wastewater Treatment System Revenue,		
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,167,461
Assured Guaranty, 4.75%, 12/01/47	5,000,000	4,611,600
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,252,646
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	13,240,196
Marysville Water System Mortgage Revenue, AMBAC Insured,		
5.00%, 12/01/32	1,250,000	1,268,013
4.50%, 12/01/38	2,500,000	2,261,900
Mason City School District GO,		
Refunding, AGMC Insured, 5.25%, 12/01/31	5,000,000	5,602,650
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,175,950
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	5,883,869
Miami University Revenue, General Receipts, Refunding, 5.00%,		
9/01/31	4,000,000	4,149,240
9/01/36	3,500,000	3,562,230
Monroe Local School District GO, School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,114,813
Montgomery County Revenue, Catholic Health Initiatives,		
Refunding, Series A, 5.50%, 5/01/34	12,500,000	13,479,250
Refunding, Series A, 5.00%, 5/01/39	10,000,000	9,500,500
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	9,734,800
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	10,890,209
New Albany Community Authority Community Facilities Revenue, Refunding, Series C, 5.00%,		
10/01/23	1,100,000	1,198,703
10/01/24	1,250,000	1,344,288
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	7,724,400
New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, NATL Insured, 5.85%, 1/01/21	525,000	525,515
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,054,450
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	12,714,264
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,129,641
Ohio Capital Corp. HMR, Refunding, Series G, NATL Insured, 6.35%, 7/01/22	390,000	390,254
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,		
4.875%, 12/01/18	1,255,000	1,261,890
5.25%, 12/01/23	1,410,000	1,415,894
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,783,990

126 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	$ 6,020,000	$ 6,136,005
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%, 1/01/34	23,000,000	22,444,320
Ohio State Building Authority Revenue, State Facilities, Adult Correction Building Fund Projects, Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/24	5,390,000	5,782,608
Ohio State GO, Higher Education, Refunding, Series A,		
5.00%, 8/01/24	3,485,000	3,989,454
4.50%, 2/01/32	17,470,000	17,619,718
Ohio State Higher Educational Facility Commission Revenue,		
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,538,882
Denison University Project, Refunding and Improvement, 5.00%, 11/01/30	1,360,000	1,398,406
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,775,832
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,230,920
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	29,997,600
Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	20,685,531
Summa Health System, AGMC Insured, 5.75%, 11/15/40	4,500,000	4,556,835
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,051,900
University Hospital, BHAC Insured, 4.75%, 1/15/46	25,000,000	25,014,000
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	13,756,905
University of Dayton Project, XLCA Insured, Pre-Refunded, 5.00%, 12/01/34	8,500,000	8,993,595
Xavier University Project, 5.00%, 5/01/40	14,500,000	13,941,750
Ohio State Higher Educational Facility Revenue,		
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	7,665,750
Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34	4,000,000	4,011,480
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/25	2,205,000	2,266,872
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/35	3,225,000	3,245,769
Ohio State Turnpike Commission Revenue, Infrastructure Projects, junior lien, Series A-1, 5.25%, 2/15/33	4,200,000	4,300,380
Ohio State University General Receipts Athens Revenue, NATL Insured, Pre-Refunded, 5.00%, 12/01/24	2,155,000	2,231,653
Olentangy Local School District GO,		
AGMC Insured, 4.50%, 12/01/33	10,000,000	10,148,700
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	1,945,152
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	11,517,638
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	7,756,868
School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,200,000	11,619,104
Painesville City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	2,515,000	2,661,046
Princeton City School District COP, School Facilities Project, 4.50%, 12/01/41	6,500,000	5,476,900
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,126,840
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	14,833,200
Shawnee State University Revenue, General Receipts, NATL Insured, 5.00%, 6/01/28	5,780,000	5,702,490

Semiannual Report | 127

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	$ 9,635,000	$ 9,706,106
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and Improvement, 4.00%, 12/01/42	11,050,000	9,177,025
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,		
12/01/27	5,175,000	5,694,104
12/01/28	2,000,000	2,182,520
Springboro Sewer System Revenue, Mortgage, NATL Insured, Pre-Refunded, 5.00%, 6/01/27	1,095,000	1,133,533
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%, 12/01/43	3,760,000	3,707,774
St. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,467,275
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	14,458,457
Summit County Port Authority Lease Revenue, The University of Akron Student Housing Project, 6.00%, 1/01/42	11,580,000	12,472,934
Switzerland of Local School District GO, School Improvement, Unlimited Tax, Refunding, 4.00%, 12/01/37	5,500,000	4,588,870
Sylvania City School District GO, School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,035,110
Toledo City School District GO, School Facilities Improvement,		
5.375%, 12/01/35	4,565,000	4,744,952
Refunding, Series B, 5.00%, 12/01/32	7,830,000	8,057,070
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,554,875
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/28	3,000,000	3,110,340
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,586,235
Toledo Water System Revenue,		
Improvement and Refunding, 5.00%, 11/15/38	12,000,000	12,017,400
NATL Insured, 5.00%, 11/15/30	6,425,000	6,654,051
Series A, 4.00%, 11/15/36	10,125,000	8,330,344
Trenton Water System Revenue, Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/34	2,750,000	2,913,955
University of Akron General Receipts Revenue,		
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,267,955
NATL RE, FGIC Insured, Pre-Refunded, 4.75%, 1/01/25	1,080,000	1,095,746
Refunding, Series A, AGMC Insured, 5.00%, 1/01/24	4,000,000	4,302,200
Series A, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,150,350
Series B, AGMC Insured, 5.00%, 1/01/38	19,000,000	19,383,230
Series B, NATL RE, FGIC Insured, 5.00%, 1/01/28	1,475,000	1,482,714
University of Cincinnati General Receipts Revenue,		
Refunding, Series C, 4.00%, 6/01/30	7,400,000	6,736,886
Refunding, Series C, 4.00%, 6/01/31	5,000,000	4,447,700
Refunding, Series F, 5.00%, 6/01/32	5,805,000	5,993,082
Series A, AMBAC Insured, 5.00%, 6/01/23	180,000	183,373
Series A, AMBAC Insured, 5.00%, 6/01/24	190,000	193,378
Series A, AMBAC Insured, 5.00%, 6/01/25	195,000	198,208
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23	1,665,000	1,723,591

128 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
University of Cincinnati General Receipts Revenue, (continued)		
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/24	$ 1,750,000	$ 1,812,248
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/25	1,810,000	1,874,382
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,258,000
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	9,883,500
Warren City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	3,000,000	3,105,570
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,093,856
Wheelersburg Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	1,400,000	1,509,942
Wright State University Revenue, General Receipts, Series A, 5.00%, 5/01/31	10,120,000	10,286,676
Wyoming City School District GO, School Improvement, 5.00%,		
12/01/42	7,250,000	7,264,717
12/01/49	9,625,000	9,342,217
Youngstown State University General Receipts Revenue, Assured Guaranty,		
5.25%, 12/15/29	4,000,000	4,152,920
5.50%, 12/15/33	4,225,000	4,387,451
		1,459,543,387
U.S. Territories 5.6%		
Puerto Rico 4.4%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, AGMC Insured, 5.00%, 7/01/35	3,500,000	2,934,890
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series N, AGMC Insured, 5.50%, 7/01/29	14,000,000	13,006,000
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, ETM, 6.00%, 8/01/26	9,140,000	11,030,152
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/43	50,000,000	5,774,000
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/44	47,550,000	5,108,772
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/46	100,000,000	9,270,000
first subordinate, Series A, 5.25%, 8/01/27	4,735,000	4,352,696
Refunding, Senior Series C, 5.00%, 8/01/40	5,000,000	4,282,950
Senior Series C, 5.25%, 8/01/40	15,025,000	13,364,287
		69,123,747
U.S. Virgin Islands 1.2%		
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	18,340,000	19,160,715
Total U.S. Territories		88,284,462
Total Municipal Bonds (Cost $1,581,517,039) 98.9%		1,547,827,849
Other Assets, less Liabilities 1.1%		17,170,840
Net Assets 100.0%		$1,564,998,689

See Abbreviations on page 175.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 129

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

130 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 131

aFor the year ended February 29.
bFor the period July 15, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

132 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.9%		
Oregon 86.3%		
Astoria Hospital Facilities Authority Revenue, Columbia Memorial Hospital, Refunding, 5.00%,		
8/01/25	$ 1,145,000	$ 1,153,954
8/01/28	1,325,000	1,279,036
8/01/31	1,500,000	1,429,950
8/01/37	2,180,000	2,014,080
Beaverton School District GO,		
AGMC Insured, Pre-Refunded, 4.125%, 6/01/26	1,315,000	1,434,704
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,338,304
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,047,710
Benton County Hospital Facilities Authority Revenue, Samaritan Health, Refunding, 5.125%, 10/01/28	1,525,000	1,526,449
Canby GO, 5.00%, 6/01/36	3,000,000	2,947,770
Chemeketa Community College District GO, 5.00%,		
6/15/25	1,500,000	1,594,725
6/15/26	2,615,000	2,760,132
Clackamas County Canby School District No. 86 GO, AGMC Insured, Pre-Refunded, 5.00%,		
6/15/23	1,000,000	1,080,280
6/15/25	1,000,000	1,080,280
Clackamas County Hospital Facility Authority Revenue,		
Gross Willamette Falls Project, Pre-Refunded, 5.375%, 4/01/22	2,125,000	2,290,516
Gross Willamette Falls Project, Pre-Refunded, 5.125%, 4/01/26	1,000,000	1,073,980
Legacy Health System, Series A, 5.50%, 7/15/35	6,525,000	6,645,451
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,557,098
Clackamas County School District No. 12 North Clackamas GO,		
Series A, AGMC Insured, 4.75%, 6/15/31	2,250,000	2,324,430
Series B, AGMC Insured, 5.00%, 6/15/27	25,000,000	26,569,750
Clackamas County School District No. 46 Oregon Trail GO,		
5.00%, 6/15/32	6,855,000	7,087,110
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	3,277,405
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	3,179,853
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,341,583
Refunding, Series A, 5.00%, 6/15/29	2,655,000	2,796,193
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	991,930
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35	5,175,000	5,339,617
Columbia Gorge Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22	1,000,000	1,080,280
Coos County School District No. 13 GO, AGMC Insured, 5.00%, 6/15/22	55,000	55,108
Crook County School District GO, 5.00%,		
6/15/34	4,475,000	4,600,166
6/15/37	8,090,000	8,239,827
Deschutes and Jefferson Counties School District No. 2J Redmond GO,		
Pre-Refunded, 5.50%, 6/15/34	5,000,000	5,903,500
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21	1,000,000	1,023,870
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare Community Inc.,		
Refunding, 8.25%, 1/01/38	20,000,000	23,647,600
Series B, AMBAC Insured, 5.375%, 1/01/35	7,000,000	7,215,530

Semiannual Report | 133

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Eugene Electric Utility Revenue,		
Refunding, Series A, 5.00%, 8/01/40	$ 6,745,000	$ 6,935,344
System, Refunding, 5.00%, 8/01/33	10,060,000	10,305,464
System, Refunding, 5.00%, 8/01/38	5,380,000	5,523,700
Eugene Water Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,549,873
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding,		
6.00%, 5/01/30	4,000,000	4,027,720
6.375%, 5/01/39	12,000,000	12,100,200
High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30	1,010,000	959,601
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,		
10/01/26	2,000,000	2,000,380
10/01/31	2,000,000	1,999,840
Independence GO, City Hall Project, AGMC Insured, 5.00%,		
6/15/35	2,110,000	2,195,898
6/15/40	3,975,000	4,096,754
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,		
12/01/27	1,000,000	1,035,990
12/01/32	1,000,000	1,020,460
12/01/37	1,475,000	1,482,655
Jackson County School District No. 549C Medford GO,		
5.00%, 6/15/33	3,225,000	3,343,906
5.00%, 6/15/34	5,000,000	5,063,150
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	5,970,926
Jefferson County School District GO, Madras South Dakota,		
Refunding, 5.00%, 6/15/30	1,000,000	1,049,630
Refunding, 5.00%, 6/15/31	1,410,000	1,470,856
Series B, 5.00%, 6/15/30	2,000,000	2,099,260
Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31	2,910,000	2,760,222
Klamath County School District GO, 5.00%,		
6/15/29	1,155,000	1,217,024
6/15/30	1,095,000	1,144,023
6/15/31	1,000,000	1,038,330
Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project, Refunding, Assured Guaranty, 5.00%, 9/01/36	5,000,000	4,719,550
Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	6,674,880
Lane County Metropolitan Wastewater Management Commission Revenue,		
5.25%, 11/01/28	5,000,000	5,243,200
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,666,454
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,		
6/15/27	5,580,000	2,987,644
6/15/28	2,000,000	1,017,380
6/15/29	1,925,000	928,408
Lebanon GO, AMBAC Insured, 5.00%,		
6/01/25	1,635,000	1,703,278
6/01/27	1,675,000	1,728,416
Marion and Clackamas Counties School District No. 4J Silver Falls GO, Refunding, 5.00%, 6/15/26	2,150,000	2,346,101

134 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Marion County School District No. 5 Cascade GO, Refunding, 5.00%, 6/15/26	$ 1,260,000	$ 1,391,116
Medford Hospital Facilities Authority Revenue,		
Asante Health System, Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	24,132,000
Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	9,523,279
Rogue Valley Manor, Refunding, 5.00%, 10/01/33	1,500,000	1,423,440
Rogue Valley Manor, Refunding, 5.00%, 10/01/42	16,320,000	14,899,997
Mount Hood Community College District GO, 5.00%, 6/01/33	1,390,000	1,434,258
Multnomah County Hospital Facilities Authority Revenue,		
Adventist Health System-West, Series A, 5.125%, 9/01/40	5,500,000	5,480,035
Terwilliger Plaza, Refunding, 5.00%, 12/01/20	2,000,000	2,149,220
Terwilliger Plaza, Refunding, 5.00%, 12/01/22	750,000	790,800
Terwilliger Plaza, Refunding, 5.00%, 12/01/29	3,600,000	3,502,188
Multnomah County School District No. 3 Park Rose GO, Series A, 5.00%,		
6/30/35	2,000,000	2,051,920
6/30/36	1,500,000	1,535,970
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	6,717,813
Multnomah County School District No. 40 GO, Series B, zero cpn.,		
6/15/24	1,640,000	1,038,760
6/15/25	1,325,000	781,578
6/15/26	2,585,000	1,427,385
6/15/27	2,655,000	1,374,945
6/15/28	2,495,000	1,202,116
6/15/29	2,595,000	1,169,307
6/15/30	1,885,000	794,396
6/15/31	2,030,000	804,428
6/15/32	2,000,000	741,800
Ontario Hospital Facility Authority Revenue, Trinity Health, Series E, 5.00%, 12/01/37	6,460,000	6,352,570
Oregon Health and Science University Revenue,		
5.00%, 7/01/22	2,910,000	3,259,811
5.00%, 7/01/23	1,000,000	1,105,760
5.00%, 7/01/26	1,500,000	1,591,020
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	8,672,336
Refunding, Series E, 5.00%, 7/01/28	1,500,000	1,560,675
Refunding, Series E, 5.00%, 7/01/30	5,350,000	5,495,573
Series A, 5.875%, 7/01/33	2,500,000	2,702,075
Series A, 5.75%, 7/01/39	13,175,000	13,947,187
Series E, 5.00%, 7/01/32	16,125,000	16,376,872
Oregon State Department of Administrative Services COP,		
Series A, 5.25%, 5/01/39	3,800,000	3,893,024
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	2,695,000	2,901,680
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/30	13,205,000	14,217,691
Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/30	20,100,000	22,054,926
Series C, 5.00%, 11/01/34	8,000,000	8,020,480
Oregon State Department of Administrative Services Lottery Revenue, Series A, 5.00%,		
4/01/27	17,880,000	19,443,606
4/01/28	18,225,000	19,751,161
4/01/28	5,800,000	6,262,144
4/01/29	1,750,000	1,890,087
4/01/30	9,210,000	9,770,613
4/01/32	5,000,000	5,240,100

Semiannual Report | 135

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Oregon State Department of Transportation Highway User Tax Revenue,		
senior lien, Series A, 5.00%, 11/15/29	$ 3,085,000	$ 3,263,066
senior lien, Series A, 4.50%, 11/15/32	21,000,000	21,174,510
senior lien, Series A, 5.00%, 11/15/33	21,530,000	22,459,450
Series A, Pre-Refunded, 5.00%, 11/15/28	15,000,000	15,852,900
Oregon State Facilities Authority Revenue,		
College Inn Student Housing Project, senior lien, Series A, XLCA Insured, 5.00%, 7/01/35	3,660,000	2,884,629
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,499,970
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	30,816,600
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	1,995,200
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	2,975,000	2,891,819
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	3,696,525
Peacehealth, Refunding, Series A, 5.00%, 11/01/39	32,790,000	32,551,289
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,578,630
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,019,600
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	10,256,700
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	7,500,000	7,278,300
Student Housing, CHF Ashland, Assured Guaranty, 5.00%, 7/01/44	8,910,000	8,428,147
University of Portland Projects, Series A, 5.00%, 4/01/32	8,795,000	8,385,329
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	5,697,239
Oregon State GO,		
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	1,907,002
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	520,000	520,775
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	375,000	375,266
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,115,000	1,114,967
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,150,000	2,798,523
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	945,000	946,049
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	1,355,000	1,356,287
Odot Project, Series I, 5.00%, 5/01/37	3,705,000	3,814,964
Oregon University System Projects, Series G, 5.00%, 8/01/36	3,300,000	3,399,759
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,032,560
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,584,630
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,305,100
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	5,858,581
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31	1,695,000	1,901,129
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	6,516,180
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/36	2,715,000	3,045,171
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,282,100
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,175,935
State Board of Higher Education, Series E, Pre-Refunded, 5.00%, 8/01/29	7,745,000	8,078,964
State Property, Series J, 5.00%, 5/01/36	8,500,000	8,749,985
Veterans' Welfare, Series 92B, 4.625%, 12/01/38	5,330,000	5,232,248
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,		
PeaceHealth, AMBAC Insured, 5.00%, 11/15/26	5,500,000	5,503,245

136 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,		
Refunding, Series G, 5.35%, 7/01/30	$ 3,500,000	$ 3,576,825
Series C, 4.75%, 7/01/42	3,990,000	3,971,766
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	452,540
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	23,000,000	24,404,840
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,559,350
Portland GO, Limited Tax,		
Refunding, Series A, 5.00%, 6/01/28	7,840,000	8,416,318
Refunding, Series A, 5.00%, 6/01/29	8,330,000	8,873,532
Refunding, Series A, 5.00%, 6/01/30	8,750,000	9,255,312
Series B, zero cpn., 6/01/21	1,000,000	794,790
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,001,540
Portland River District Urban Renewal and Redevelopment Tax Allocation,		
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,146,459
Series C, 5.00%, 6/15/26	1,895,000	1,974,116
Series C, 5.00%, 6/15/28	1,000,000	1,022,030
Series C, 5.00%, 6/15/29	850,000	861,390
Series C, 5.00%, 6/15/30	1,000,000	1,005,570
Series C, 5.00%, 6/15/31	750,000	749,940
Portland Sewer System Revenue,		
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,424,295
second lien, Refunding, Series A, AGMC Insured, 5.00%, 6/01/23	2,500,000	2,504,700
second lien, Series A, 5.00%, 3/01/34	25,270,000	26,334,878
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,362,394
Portland Urban Renewal and Redevelopment Tax Allocation,		
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	1,295,000	1,315,590
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/25	2,385,000	2,415,576
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	988,110
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	975,530
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	965,650
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,532,775
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,182,297
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	971,800
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,775,736
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,245,070
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	4,661,307
Portland Water System Revenue,		
NATL Insured, Pre-Refunded, 4.50%, 10/01/27	1,000,000	1,114,970
NATL Insured, Pre-Refunded, 4.50%, 10/01/28	3,895,000	4,342,808
second lien, Series A, NATL Insured, Pre-Refunded, 4.375%, 10/01/25	3,415,000	3,794,680
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,038,250
Redmond GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	944,640
Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A,		
5.75%, 8/15/23	10,000,000	10,736,100
5.00%, 8/15/27	11,000,000	11,192,280
5.00%, 8/15/36	9,000,000	8,690,040

Semiannual Report | 137

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Salem-Keizer School District No. 24J GO, Series B, zero cpn., 6/15/30	$ 8,500,000	$ 3,723,850
Sherwood GO, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,299,445
Tigard Water System Revenue, 5.00%,		
8/01/37	10,050,000	10,078,140
8/01/42	20,915,000	20,787,418
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/25	1,560,000	1,685,237
Tri-County Metropolitan Transportation District Revenue, Payroll Tax,		
senior lien, Series A, 5.00%, 9/01/26	3,660,000	4,015,130
senior lien, Series A, 5.00%, 9/01/28	4,045,000	4,351,045
senior lien, Series A, 5.00%, 9/01/29	4,255,000	4,537,192
senior lien, Series A, 5.00%, 9/01/30	4,475,000	4,733,834
senior lien, Series A, 5.00%, 9/01/31	4,700,000	4,943,131
senior lien, Series A, 5.00%, 9/01/32	4,945,000	5,170,789
senior lien, Series A, 5.00%, 9/01/37	14,000,000	14,346,220
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,		
Series A, NATL Insured, zero cpn., 6/15/26	6,850,000	3,872,442
Series A, NATL Insured, zero cpn., 6/15/27	7,090,000	3,800,807
Series A, NATL Insured, zero cpn., 6/15/29	3,110,000	1,503,250
Series A, NATL Insured, zero cpn., 6/15/30	3,260,000	1,496,927
Sherwood, Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,507,469
Sherwood, Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,479,710
Sherwood, Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	2,945,124
Washington County GO, Refunding, 4.375%, 6/01/26	1,000,000	1,053,750
Washington County School District No. 15 Forest Grove GO, Series B, zero cpn.,		
6/15/29	2,545,000	1,144,232
6/15/30	2,490,000	1,037,907
6/15/31	3,140,000	1,229,687
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/28	4,000,000	4,567,640
		1,056,326,323
U.S. Territories 12.6%		
Guam 0.4%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,		
12/01/24	840,000	874,616
12/01/29	3,250,000	3,294,850
		4,169,466
Puerto Rico 12.2%		
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.625%, 5/15/43	10,000,000	8,430,500
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.50%, 7/01/32	15,000,000	11,170,350
Refunding, Series A, 5.75%, 7/01/41	15,000,000	10,831,800
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	3,746,610
Series A, 5.125%, 7/01/31	9,885,000	7,098,419
Series A, 5.375%, 7/01/33	10,000,000	7,261,800

138 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 139

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

140 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 141

aFor the year ended February 29.
bFor the period July 15, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

142 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.5%		
Pennsylvania 88.0%		
Allegheny County GO,		
Series C-60, AGMC Insured, 5.00%, 11/01/27	$ 3,000,000	$ 3,113,640
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	4,987,000
Series C-65, 5.375%, 5/01/31	5,000,000	5,169,100
Series C-70, 5.00%, 12/01/37	5,000,000	4,889,650
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,		
5.00%, 3/01/28	3,000,000	3,099,720
5.00%, 3/01/33	1,300,000	1,319,292
Series A, 5.50%, 3/01/31	3,000,000	3,151,950
Series A, 5.00%, 3/01/33	1,000,000	1,012,810
Series A, XLCA Insured, 5.00%, 3/01/29	5,000,000	5,135,200
Series A, XLCA Insured, 5.00%, 3/01/33	5,630,000	5,738,040
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 5.625%, 8/15/39	12,000,000	12,658,560
Allegheny County Sanitary Authority Sewer Revenue,		
AGMC Insured, 5.00%, 6/01/40	5,000,000	4,912,750
NATL RE, FGIC Insured, 5.00%, 12/01/37	6,745,000	6,596,138
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,199,500
Allegheny Valley School District GO, Series A, NATL Insured, 5.00%, 11/01/28	1,550,000	1,568,476
Allentown Parking Authority Parking Revenue, AGMC Insured, 5.00%, 11/15/35	2,430,000	2,436,828
Berks County Municipal Authority, The Reading Hospital and Medical Center Project, Series A, 5.00%, 11/01/44	25,000,000	23,570,250
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	3,827,736
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	6,988,288
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,995,000	5,299,395
Blair County Hospital Authority Revenue, Altoona Regional Heath System, 6.00%, 11/15/39	6,890,000	7,199,981
Bucks County IDAR, George School Project,		
5.00%, 9/15/41	5,000,000	4,977,500
Series A, 5.00%, 9/15/44	10,000,000	10,062,600
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/35	2,500,000	2,524,000
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,046,200
Butler Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/31	4,000,000	4,109,280
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%, 7/01/39	4,500,000	5,161,995
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,029,940
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,224,977
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,044,610
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project, Assured Guaranty, Pre-Refunded,		
5.875%, 11/15/29	1,000,000	1,067,290
6.125%, 11/15/39	3,200,000	3,424,864
6.25%, 11/15/44	2,500,000	2,679,400

Semiannual Report | 143

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Chester County IDA Student Housing Revenue, University Student Housing LLC Project at West Chester University of Pennsylvania, Series A, 5.00%,		
8/01/45	$ 1,500,000	$ 1,271,040
8/01/35	500,000	437,810
Commonwealth Financing Authority Revenue, Series B, 5.00%,		
6/01/32	5,000,000	5,008,100
6/01/36	5,000,000	4,912,950
Connellsville Area School District GO, Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/15/37	1,000,000	1,009,340
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of Independent Colleges and Universities of Pennsylvania Financing Program,		
Series GG1, NATL Insured, 5.00%, 5/01/34	3,500,000	3,547,565
Series HH1, 5.00%, 11/01/39	1,200,000	1,174,212
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%,		
11/01/37	2,000,000	1,955,960
11/01/42	4,500,000	4,339,215
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,		
Refunding, Series A, 6.00%, 6/01/36	10,000,000	10,513,000
Series A, 5.00%, 6/01/42	15,590,000	14,179,417
Dauphin County General Authority Hospital Revenue, HAPSCO Group Inc., The Western Pennsylvania Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16	2,155,000	2,306,238
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	7,772,250
Delaware County Authority Hospital Revenue, Crozer-Keystone Obligated Group, Series A, 5.00%, 12/15/31	5,000,000	4,547,200
Delaware County Authority Revenue,		
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29	1,140,000	1,140,125
Haverford College, 5.00%, 11/15/40	3,000,000	3,056,160
Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26	10,800,000	11,700,936
Delaware County Authority University Revenue, Neumann University,		
5.00%, 10/01/25	1,250,000	1,256,613
5.25%, 10/01/31	1,250,000	1,257,275
Delaware County Regional Water Quality Control Authority Revenue, 5.00%,		
5/01/30	4,385,000	4,520,233
5/01/31	2,230,000	2,283,052
5/01/32	2,105,000	2,141,985
5/01/33	2,650,000	2,684,265
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,546,050
East Hempfield Township IDA Revenue, Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/45	3,250,000	2,806,993
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	5,881,500
Erie Higher Education Building Authority College Revenue, Mercyhurst College Project, 5.50%, 3/15/38	2,000,000	2,021,800
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	4,250,000	4,300,957
Erie Water Authority Revenue, AGMC Insured, 5.00%, 12/01/43	7,000,000	6,787,200

144 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	$ 2,210,000	$ 2,183,458
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	9,791,200
General Authority of Southcentral Pennsylvania Revenue, WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	10,000,000	11,137,800
General Authority of Southcentral Revenue, Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%, 11/01/41	9,500,000	9,747,380
Johnstown RDA Sewer Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	1,825,000	1,907,965
Lackawanna County GO, Series B, AGMC Insured, 5.00%,		
9/01/30	8,100,000	7,487,802
9/01/35	7,500,000	6,687,225
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,		
12/01/32	1,700,000	1,705,015
12/01/35	2,500,000	2,470,050
Latrobe IDAR, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	3,608,461
Lehigh County Authority Water and Sewer Revenue, Series A, 5.00%, 12/01/43	5,240,000	4,966,210
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,521,750
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health Network, Series B, AGMC Insured, 5.00%, 7/01/35	11,250,000	10,900,575
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities, Refunding, 5.50%, 12/01/39	10,000,000	10,318,400
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%, 7/01/39	25,000,000	25,896,750
Lycoming County Authority Revenue, AICUP Financing Program, Lycoming College, Series MM1, 5.25%,		
11/01/38	1,400,000	1,365,546
11/01/43	1,495,000	1,440,163
Lycoming County Water and Sewer Authority Sewer Revenue, AGMC Insured, 5.00%, 11/15/35	5,835,000	5,853,088
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	11,777,270
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,131,800
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center,		
5.00%, 1/01/27	1,000,000	1,002,050
5.125%, 1/01/37	2,000,000	1,909,540
5.25%, 1/01/43	2,000,000	1,933,100
Series A, 5.00%, 1/01/41	2,000,000	1,821,720
Monroeville Finance Authority UPMC Revenue, Refunding, 5.00%, 2/15/42	7,585,000	7,231,008
Montgomery County GO, 5.00%, 9/15/22	645,000	646,206
Montgomery County Higher Education and Health Authority Revenue,		
Abington Memorial Hospital Obligated Group, 5.00%, 6/01/31	5,000,000	4,884,650
Arcadia University, 5.625%, 4/01/40	5,750,000	5,807,845
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	9,600,000	9,304,032
Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	5,000,000	5,223,800
Montour School District GO, AGMC Insured, 5.00%,		
4/01/32	5,000,000	5,061,750
4/01/37	12,500,000	12,556,250
North Pennsylvania Water Authority Revenue, Refunding, 5.00%, 11/01/32	6,160,000	6,338,270

Semiannual Report | 145

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Northampton Borough Municipal Authority Water Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/34	$ 2,400,000	$ 2,478,856
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project,		
Series A, 5.50%, 8/15/35	10,000,000	9,812,300
Series B, 5.50%, 8/15/33	2,200,000	2,236,696
Northampton County General Purpose Authority Revenue,		
Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	20,166,000
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	20,371,400
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%, 3/01/42	2,400,000	2,294,232
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,		
4/01/30	1,000,000	1,012,680
4/01/31	2,000,000	2,020,100
Norwin School District GO, AGMC Insured,		
5.00%, 4/01/37	10,000,000	9,917,500
Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,335,610
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,852,871
Pennsylvania Economic Development Financing Authority Revenue, Lincoln University of the Commonwealth System of Higher Education, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/33	3,325,000	3,326,430
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	10,000,000	10,239,400
Pennsylvania State Economic Development Financing Authority Revenue, Unemployment Compensation, Refunding, Series A, 5.00%, 7/01/19	10,000,000	11,622,900
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	24,539,250
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,000,000	12,903,360
Pennsylvania State GO,		
First Series, 5.00%, 11/15/26	12,545,000	13,632,651
Second Series, 5.00%, 4/15/23	10,000,000	11,289,800
Second Series A, 5.00%, 8/01/25	5,000,000	5,456,400
Pennsylvania State Higher Educational Facilities Authority Revenue,		
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,676,988
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	3,985,997
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,060,800
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	25,488,244
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	3,500,000	3,341,100
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,107,913
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,323,025
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,228,950
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, 5.00%, 10/01/35	1,400,000	1,272,838
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, 6.25%, 10/01/43	7,000,000	7,347,480

146 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Pennsylvania State Higher Educational Facilities Authority Revenue, (continued)		
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, 5.00%, 10/01/44	$ 2,000,000	$ 1,724,680
St. Joseph's University, Series A, 5.00%, 11/01/40	15,000,000	14,313,450
State System of Higher Education, Series AF, NATL Insured, 5.00%, 6/15/37	7,000,000	7,081,060
Temple University, First Series, 5.00%, 4/01/42	11,310,000	11,073,734
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,155,450
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,148,900
The Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	24,580,000	25,103,062
The Trustees of the University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,020,850
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	16,566,028
Thomas Jefferson University, 5.00%, 3/01/42	1,080,000	1,057,504
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,100,179
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,674,600
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	12,983,880
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	4,821,350
University of the Sciences in Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,063,100
University of the Sciences in Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,330,133
Widener University, 5.00%, 7/15/31	500,000	490,135
Widener University, 5.00%, 7/15/39	5,750,000	5,400,630
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, 5.00%, 7/01/42	5,500,000	4,790,225
Pennsylvania State Public School Building Authority Community College Revenue, Community College of Philadelphia Project, 6.00%, 6/15/28	5,000,000	5,402,050
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	4,859,000
Pennsylvania State Public School Building Authority Revenue,		
Career Institute of Technology, NATL RE, FGIC Insured, 5.00%, 11/15/28	1,000,000	1,022,270
Central Montgomery County Area, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/15/24	2,500,000	2,583,775
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, NATL Insured,		
5.00%, 12/01/24	1,655,000	1,664,897
Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,057,150
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,429,200
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,000,200
Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	19,434,400
Series C, 5.00%, 12/01/43	10,000,000	9,696,000
Series D, 5.125%, 12/01/40	10,000,000	9,692,400
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,156,000
Pennsylvania State University Revenue, 5.00%,		
9/01/35	1,000,000	1,013,770
3/01/40	1,500,000	1,508,235
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%,		
6/15/35	5,000,000	4,838,550
6/15/40	5,000,000	4,752,050

Semiannual Report | 147

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Philadelphia Authority for IDR,		
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	$ 6,205,000	$ 6,340,269
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	5,752,249
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	3,858,840
Philadelphia Corp. for Aging Project, Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	1,950,140
Philadelphia Gas Works Revenue,		
Ninth Series, 5.25%, 8/01/40	5,720,000	5,315,768
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	615,000	739,691
Philadelphia GO,		
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,244,800
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,258,500
Series A, 5.25%, 7/15/33	5,000,000	4,920,950
Series B, Assured Guaranty, 7.125%, 7/15/38	10,000,000	11,027,000
Philadelphia Hospitals and Higher Education Facilities Authority Revenue,		
Children's Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	4,867,750
Temple University Health System Obligated Group, Refunding, Series A, 5.50%, 7/01/30	5,000,000	4,492,550
Temple University Health System Obligated Group, Refunding, Series A, 5.00%, 7/01/34	4,000,000	3,185,080
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,013,850
Philadelphia Municipal Authority Revenue, Lease, 6.50%,		
4/01/34	3,250,000	3,558,880
4/01/39	2,500,000	2,689,100
Philadelphia RDAR, Neighborhood Transformation Initiative,		
Refunding, 5.00%, 4/15/26	3,000,000	3,125,550
Series C, NATL RE, FGIC Insured, 5.00%, 4/15/31	13,565,000	13,587,111
Philadelphia School District GO,		
Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34	5,000,000	5,180,550
Series E, 6.00%, 9/01/38	5,000,000	5,178,200
Philadelphia Water and Wastewater Revenue,		
Series A, 5.25%, 1/01/36	3,000,000	3,079,530
Series A, 5.00%, 1/01/41	18,000,000	17,527,860
Series A, 5.125%, 1/01/43	5,000,000	4,943,500
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	11,983,404
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,024,010
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	15,397,650
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	310,000	319,963
Plum Boro School District GO, Series E, Build America Mutual Assurance, 5.00%, 9/15/37	5,610,000	5,602,146
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,100,860
Scranton School District GO,		
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,257,000
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	4,840,700
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	8,212,506

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	$ 4,000,000	$ 3,927,920
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	10,000,000	9,980,100
Southmoreland School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/27	5,025,000	5,391,021
State Public School Building Authority College Revenue, Delaware County Community College Project, AGMC Insured, 5.00%, 10/01/32	1,000,000	1,013,410
State Public School Building Authority School Lease Revenue,		
The School District of Philadelphia Project, 5.00%, 4/01/29	3,835,000	3,798,031
The School District of Philadelphia Project, 5.00%, 4/01/31	2,500,000	2,431,525
The School District of Philadelphia Project, 5.00%, 4/01/32	2,000,000	1,924,980
The School District of the City of Harrisburg Project, Series A, Assured Guaranty, 5.00%, 11/15/33	5,000,000	4,887,750
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,244,640
Swarthmore Borough Authority College Revenue, Swathmore College Project, 5.00%, 9/15/43	1,000,000	1,021,350
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University, Series A, 5.00%, 4/01/42	6,255,000	6,311,170
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project,		
Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,138,600
Series B, 5.00%, 9/15/31	10,000,000	10,476,300
Washington County IDA College Revenue, Washington and Jefferson College, Refunding,		
5.25%, 11/01/30	7,525,000	7,689,647
5.00%, 11/01/36	8,470,000	8,154,577
West Mifflin Area School District GO, Allegheny County, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,039,980
Westmoreland County Municipal Authority Revenue, 5.00%, 8/15/37	7,500,000	7,386,525
Whitehall-Coplay School District GO, Lehigh County, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,218,040
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,177,305
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,127,222
York County GO, Refunding, 5.00%, 6/01/38	5,000,000	5,014,900
		1,251,486,148
U.S. Territories 9.5%		
Puerto Rico 8.8%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	1,529,535
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.75%, 7/01/41	7,730,000	5,581,988
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	4,508,150
Series A, 5.00%, 7/01/29	4,000,000	2,915,920
Series A, 5.00%, 7/01/33	7,800,000	5,438,472
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	7,010,000	4,644,826

Semiannual Report | 149

See Abbreviations on page 175.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

150 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 151

Franklin Tax-Free Trust

Financial Statements *(continued)*

Statements of Assets and Liabilities *(continued)*

August 31, 2013 (unaudited)

	Franklin Arizona Tax-Free Income Fund	Franklin Colorado Tax-Free Income Fund	Franklin Connecticut Tax-Free Income Fund	Franklin Michigan Tax-Free Income Fund
Class A:				
Net assets, at value	$ 841,933,913	$541,570,561	$336,022,746	$1,011,687,260
Shares outstanding	80,851,928	48,204,845	32,529,695	89,785,936
Net asset value per share[a]	$10.41	$11.23	$10.33	$11.27
Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.87	$11.73	$10.79	$11.77
Class C:				
Net assets, at value	$ 112,847,812	$118,611,619	$ 90,507,856	$ 162,927,058
Shares outstanding	10,685,965	10,451,100	8,701,936	14,266,180
Net asset value and maximum offering price per share[a]	$10.56	$11.35	$10.40	$11.42
Advisor Class:				
Net assets, at value	$ 34,101,237	$ 36,337,872	$ 24,601,237	$ 23,530,785
Shares outstanding	3,268,002	3,234,817	2,383,131	2,083,192
Net asset value and maximum offering price per share	$10.43	$11.23	$10.32	$11.30

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

152 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 153

154 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 155

156 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 157

158 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 159

160 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four separate funds, eight of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer three classes of shares: Class A, Class C, and Advisor Class. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities,

Semiannual Report | 161

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

162 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 163

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

164 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Arizona Tax-Free Income Fund		Franklin Colorado Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Advisor Class Shares:				
Six Months ended August 31, 2013				
Shares sold	706,767	$ 7,957,215	544,362	$ 6,560,694
Shares issued in reinvestment of distributions	44,797	494,591	51,252	611,038
Shares redeemed	(627,486)	(6,918,204)	(737,874)	(8,773,383)
Net increase (decrease)	124,078	$ 1,533,602	(142,260)	$ (1,601,651)
Year ended February 28, 2013				
Shares sold	1,868,237	$ 21,403,684	1,541,497	$ 19,119,193
Shares issued in reinvestment of distributions	77,773	893,843	93,595	1,161,178
Shares redeemed	(648,014)	(7,448,799)	(868,481)	(10,757,776)
Net increase (decrease)	1,297,996	$ 14,848,728	766,611	$ 9,522,595

	Franklin Connecticut Tax-Free Income Fund		Franklin Michigan Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2013				
Shares sold	2,787,691	$ 30,628,818	2,612,664	$ 31,606,053
Shares issued in reinvestment of distributions	459,117	5,029,997	1,385,384	16,489,517
Shares redeemed	(6,123,558)	(66,560,480)	(15,948,140)	(188,997,288)
Net increase (decrease)	(2,876,750)	$(30,901,665)	(11,950,092)	$(140,901,718)
Year ended February 28, 2013				
Shares sold	5,423,418	$ 62,039,119	10,253,628	$ 126,270,401
Shares issued in reinvestment of distributions	967,826	11,069,517	2,876,150	35,415,795
Shares redeemed	(5,190,238)	(59,368,478)	(12,944,825)	(159,587,224)
Net increase (decrease)	1,201,006	$ 13,740,158	184,953	$ 2,098,972
Class B Shares:				
Six Months ended August 31, 2013[a]				
Shares redeemed			(12,445)	$ (154,705)
Net increase (decrease)			(12,445)	$ (154,705)
Year ended February 28, 2013				
Shares sold			7	$ 104
Shares issued in reinvestment of distributions			2,694	33,215
Shares redeemed			(194,464)	(2,403,212)
Net increase (decrease)			(191,763)	$ (2,369,893)

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Connecticut Tax-Free Income Fund		Franklin Michigan Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended August 31, 2013				
Shares sold	444,197	$ 5,012,196	863,206	$ 10,611,274
Shares issued in reinvestment of distributions	106,471	1,175,509	201,039	2,425,018
Shares redeemed	(2,470,499)	(27,173,518)	(3,758,364)	(44,969,627)
Net increase (decrease)	(1,919,831)	$(20,985,813)	(2,694,119)	$ (31,933,335)
Year ended February 28, 2013				
Shares sold	2,484,083	$ 28,564,759	3,329,519	$ 41,506,392
Shares issued in reinvestment of distributions	232,435	2,676,649	406,299	5,068,469
Shares redeemed	(1,333,285)	(15,341,784)	(2,335,324)	(29,159,203)
Net increase (decrease)	1,383,233	$ 15,899,624	1,400,494	$ 17,415,658
Advisor Class Shares:				
Six Months ended August 31, 2013				
Shares sold	281,053	$ 3,112,890	1,054,347	$ 12,973,834
Shares issued in reinvestment of distributions	23,097	253,165	31,997	380,321
Shares redeemed	(632,546)	(6,905,875)	(643,431)	(7,660,330)
Net increase (decrease)	(328,396)	$ (3,539,820)	442,913	$ 5,693,825
Year ended February 28, 2013				
Shares sold	1,311,840	$ 15,007,933	800,914	$ 9,886,686
Shares issued in reinvestment of distributions	44,102	504,176	48,585	599,929
Shares redeemed	(729,196)	(8,331,473)	(633,191)	(7,854,408)
Net increase (decrease)	626,746	$ 7,180,636	216,308	$ 2,632,207

	Franklin Minnesota Tax-Free Income Fund		Franklin Ohio Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2013				
Shares sold	3,438,450	$ 43,874,719	4,729,433	$ 60,331,988
Shares issued in reinvestment of distributions	931,635	11,683,791	1,617,989	20,365,272
Shares redeemed	(11,007,491)	(137,242,042)	(15,972,658)	(199,147,855)
Net increase (decrease)	(6,637,406)	$ (81,683,532)	(9,625,236)	$(118,450,595)
Year ended February 28, 2013				
Shares sold	12,366,511	$ 159,925,264	19,221,332	$ 251,399,442
Shares issued in reinvestment of distributions	1,929,970	24,946,581	3,362,363	43,963,592
Shares redeemed	(8,629,739)	(111,587,374)	(13,108,710)	(171,317,617)
Net increase (decrease)	5,666,742	$ 73,284,471	9,474,985	$ 124,045,417

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Minnesota Tax-Free Income Fund		Franklin Ohio Tax-Free Income Fund	
	Shares	**Amount**	**Shares**	**Amount**
Class B Shares:				
Six Months ended August 31, 2013[a]				
Shares redeemed			(8,004)	$ (105,490)
Net increase (decrease)			(8,004)	$ (105,490)
Year ended February 28, 2013				
Shares sold			642	$ 8,479
Shares issued in reinvestment of distributions			2,803	36,617
Shares redeemed			(201,193)	(2,636,789)
Net increase (decrease)			(197,748)	$ (2,591,693)
Class C Shares:				
Six Months ended August 31, 2013				
Shares sold	1,466,417	$ 18,913,725	1,939,264	$ 25,242,684
Shares issued in reinvestment of distributions	220,027	2,786,096	390,638	4,976,397
Shares redeemed	(3,873,145)	(48,615,213)	(6,216,784)	(78,274,574)
Net increase (decrease)	(2,186,701)	$ (26,915,392)	(3,886,882)	$ (48,055,493)
Year ended February 28, 2013				
Shares sold	5,124,545	$ 66,857,789	7,471,954	$ 98,746,640
Shares issued in reinvestment of distributions	432,298	5,640,304	803,482	10,624,746
Shares redeemed	(2,287,238)	(29,830,727)	(3,323,624)	(43,906,872)
Net increase (decrease)	3,269,605	$ 42,667,366	4,951,812	$ 65,464,514
Advisor Class Shares:				
Six Months ended August 31, 2013				
Shares sold	2,474,853	$ 30,937,579	669,027	$ 8,556,006
Shares issued in reinvestment of distributions	62,991	784,833	41,189	518,331
Shares redeemed	(590,899)	(7,422,099)	(1,032,045)	(12,723,402)
Net increase (decrease)	1,946,945	$ 24,300,313	(321,829)	$ (3,649,065)
Year ended February 28, 2013				
Shares sold	1,423,095	$ 18,446,616	1,160,384	$ 15,198,682
Shares issued in reinvestment of distributions	96,798	1,252,322	76,913	1,006,084
Shares redeemed	(719,496)	(9,327,836)	(567,532)	(7,437,059)
Net increase (decrease)	800,397	$ 10,371,102	669,765	$ 8,767,707

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Oregon Tax-Free Income Fund		Franklin Pennsylvania Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2013				
Shares sold	4,957,102	$ 60,622,322	6,121,209	$ 65,363,658
Shares issued in reinvestment of distributions	1,413,280	16,998,427	1,869,495	19,581,064
Shares redeemed	(14,741,181)	(176,049,525)	(17,044,445)	(177,543,506)
Net increase (decrease)	(8,370,799)	$ (98,428,776)	(9,053,741)	$ (92,598,784)
Year ended February 28, 2013				
Shares sold	15,554,287	$ 195,217,017	21,234,994	$ 231,654,733
Shares issued in reinvestment of distributions	2,756,547	34,604,992	3,651,987	39,823,306
Shares redeemed	(10,757,261)	(135,071,267)	(13,588,754)	(148,260,987)
Net increase (decrease)	7,553,573	$ 94,750,742	11,298,227	$ 123,217,052
Class B Shares:				
Six Months ended August 31, 2013[a]				
Shares redeemed			(19,441)	$ (213,542)
Net increase (decrease)			(19,441)	$ (213,542)
Year ended February 28, 2013				
Shares sold			7,836	$ 84,890
Shares issued in reinvestment of distributions			4,216	45,891
Shares redeemed			(310,021)	(3,380,234)
Net increase (decrease)			(297,969)	$ (3,249,453)
Class C Shares:				
Six Months ended August 31, 2013				
Shares sold	1,059,183	$ 13,194,980	2,147,134	$ 23,126,384
Shares issued in reinvestment of distributions	263,236	3,208,624	416,606	4,408,962
Shares redeemed	(3,979,165)	(48,125,938)	(5,252,349)	(54,935,553)
Net increase (decrease)	(2,656,746)	$ (31,722,334)	(2,688,609)	$ (27,400,207)
Year ended February 28, 2013				
Shares sold	4,571,020	$ 58,040,662	8,308,662	$ 91,464,060
Shares issued in reinvestment of distributions	513,463	6,529,514	782,960	8,627,998
Shares redeemed	(2,433,856)	(30,977,149)	(3,801,196)	(41,909,336)
Net increase (decrease)	2,650,627	$ 33,593,027	5,290,426	$ 58,182,722

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Oregon Tax-Free Income Fund		Franklin Pennsylvania Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Advisor Class Shares:				
Six Months ended August 31, 2013				
Shares sold	610,871	$ 7,495,816	643,122	$ 6,819,411
Shares issued in reinvestment of distributions	57,659	694,159	79,289	831,336
Shares redeemed	(923,527)	(11,049,599)	(1,310,278)	(13,631,841)
Net increase (decrease)	(254,997)	$ (2,859,624)	(587,867)	$ (5,981,094)
Year ended February 28, 2013				
Shares sold	1,403,301	$ 17,670,751	2,047,781	$ 22,372,512
Shares issued in reinvestment of distributions	100,046	1,257,454	138,045	1,507,415
Shares redeemed	(803,703)	(10,104,615)	(706,545)	(7,714,323)
Net increase (decrease)	699,644	$ 8,823,590	1,479,281	$ 16,165,604

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plan, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended August 31, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

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Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At February 28, 2013, the capital loss carryforwards were as follows:

At August 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2013, were as follows:

6. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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Notes to Financial Statements (unaudited) (continued)

7. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended August 31, 2013, the Funds did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2013, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

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Notes to Financial Statements (unaudited) (continued)

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on their financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

2

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no changes in the

Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

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